UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23403

Principal Diversified Select Real Asset Fund
(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA 50309
(Address of principal executive offices)                                                         (Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-248-0156

Date of fiscal year end:	March 31, 2021

Date of reporting period:	March 31, 2021

ITEM 1 – REPORT TO STOCKHOLDERS

Principal Diversified Select Real Asset Fund
Annual Report
March 31, 2021
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Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Financial Statements 1
Notes to Financial Statements 5
Schedule of Investments 13
Financial Highlights (includes performance information) 19
Report of Independent Registered Public Accounting Firm 21
Shareholder Expense Example 22
Supplemental Information 23

Statement of Assets and Liabilities
March 31, 2021

See accompanying notes.
Amounts in thousands, except per share amounts
Principal Diversified
Select Real Asset Fund
Investment in securities--at cost ......................................................................................................................
$ 151,330
Assets
Investment in securities--at value  ...................................................................................................................... $ 163,190
Cash ..................................................................................................................................................... 6
Receivables:
Dividends and interest ............................................................................................................................. 464
Expense reimbursement from Manager ........................................................................................................... 75
Investment securities sold ......................................................................................................................... 219
Total Assets   163,954
Liabilities
Accrued management and investment advisory fees .................................................................................................... 234
Accrued transfer agent fees ............................................................................................................................. 32
Accrued directors' expenses ............................................................................................................................. 1
Accrued professional fees ............................................................................................................................... 179
Accrued other expenses ................................................................................................................................. 11
Cash overdraft ........................................................................................................................................... 47
Payables:
Investment securities purchased .................................................................................................................. 42
Total Liabilities
546
Net Assets Applicable to Outstanding Shares ........................................................................................................
$ 163,408
Net Assets Consist of:
Capital shares and additional paid-in-capital ........................................................................................................... $ 149,811
Total distributable earnings (accumulated loss) .........................................................................................................
13,597
Total Net Assets
$ 163,408
Capital Stock (par value: $.01 per share):
Net Asset Value Per Share:
Class A : Net Assets ...................................................................................................................................... $ 276
Shares Issued and Outstanding .................................................................................................................... 10
Net Asset Value per share ......................................................................................................................... $ 26 .27
(a)
Maximum Offering Price .........................................................................................................................
$ 27 .88
Class Y : Net Assets ...................................................................................................................................... $ 162,855
Shares Issued and Outstanding .................................................................................................................... 6,164
Net Asset Value per share .........................................................................................................................
$ 26 .42
Institutional : Net Assets ................................................................................................................................. $ 277
Shares Issued and Outstanding .................................................................................................................... 11
Net Asset Value per share .........................................................................................................................
$ 26 .33
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statement of Operations
Year Ended March 31, 2021

See accompanying notes.
Amounts in thousands
Principal Diversified
Select Real Asset Fund
Net Investment Income (Loss)
Income:
Dividends .............................................................................................................................................. $ 3,303
Withholding tax ....................................................................................................................................... (217)
Interest ................................................................................................................................................. 2,251
Total Income 5,337
Expenses:
Management and investment advisory fees ........................................................................................................... 2,393
Distribution f ees - Class A ............................................................................................................................ 1
Registration fees - Class A ............................................................................................................................ 16
Registration fees - Class Y ............................................................................................................................ 15
Registration fees - Institutional ....................................................................................................................... 16
Shareholder reports - Class A ......................................................................................................................... 4
Shareholder reports - Class Y ......................................................................................................................... 7
Shareholder reports - Institutional .................................................................................................................... 6
Transfer agent fees - Class A .......................................................................................................................... 30
Transfer agent fees - Class Y .......................................................................................................................... 59
Transfer agent fees - Institutional ..................................................................................................................... 52
Custodian fees ......................................................................................................................................... 35
Directors' expenses .................................................................................................................................... 5
Professional fees ...................................................................................................................................... 293
Other expenses ........................................................................................................................................ 102
Total Gross Expenses 3,034
Less: Reimbursement from Manager ................................................................................................................. 746
Less: Reimbursement from Manager - Class A ....................................................................................................... 50
Less: Reimbursement from Manager - Class Y ....................................................................................................... 508
Less: Reimbursement from Manager - Institutional .................................................................................................. 74
Total Net Expenses 1,656
Net Investment Income (Loss) 3,681
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies
Net realized gain (loss) from:
Investment transactions ............................................................................................................................... 4,556
Foreign currency transactions ......................................................................................................................... (80)
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................................................................ 38,285
Translation of assets and liabilities in foreign currencies ............................................................................................. 2
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies 42,763
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 46,444

Statement of Changes in Net Assets

See accompanying notes.
Amounts in thousands
Principal Diversified Select Real Asset
Fund
Year Ended
March 31, 2021
Period Ended
March 31, 2020
(a)
Operations
Net investment income (loss) ....................................................................................................... $ 3,681 $ 2,114
Net realized gain (loss) on investments and foreign currencies .................................................................... 4,476 (1,792)
Net change in unrealized appreciation/(depreciation) of investments and translation of assets & liabilities in foreign currencies
38,287 (26,427)
Net Increase (Decrease) in Net Assets Resulting from Operations 46,444 (26,105)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (4,772) (1,974)
From tax return of capital ...........................................................................................................
– (238)
Total Dividends and Distributions (4,772) (2,212)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
22,841 127,112
Total Increase (Decrease) in Net Assets 64,513 98,795
Net Assets
Beginning of period .................................................................................................................
98,895 100
End of period .......................................................................................................................
$ 163,408 $ 98,895
Class A Class Y Institutional
Capital Share Transactions:
Year Ended March 31, 2021
Dollars:
Sold ....................................................................................... $ – $ 18,069 $ –
Reinvested .................................................................................. 8 4,756 8
Net Increase (Decrease) .........................................................................
$ 8 $ 22,825 $ 8
Shares:
Sold ....................................................................................... – 887 –
Reinvested .................................................................................. – 196 1
Net Increase (Decrease) .........................................................................
– 1,083 1
Period Ended March 31, 2020
(a)
Dollars:
Sold ....................................................................................... $ 225 $ 124,450 $ 225
Reinvested .................................................................................. 4 2,204 4
Net Increase (Decrease) .........................................................................
$ 229 $ 126,654 $ 229
Shares:
Sold ....................................................................................... 9 4,985 9
Reinvested .................................................................................. – 94 –
Net Increase (Decrease) .........................................................................
9 5,079 9
Dividends and Distributions to Shareholders:
Year Ended March 31, 2021
From net investment income and net realized gain on investments ........................................... $ (8) $ (4,756) $ (8)
Total Dividends and Distributions
$ (8) $ (4,756) $ (8)
Period Ended March 31, 2020
(a)
From net investment income and net realized gain on investments ........................................... $ (4) $ (1,966) $ (4)
From tax return of capital ........................................................................ – (238) –
Total Dividends and Distributions
$ (4) $ (2,204) $ (4)
(a)
Period from June 25, 2019, date operations commenced, through March 31, 2020.

Statement of Cash Flows
Year Ended March 31, 2021

See accompanying notes.
Amounts in thousands
Principal Diversified
Select Real Asset
Fund
Cash Flows from Operating Activities:
Net increase in net assets resulting from operations .......................................................................................................... $ 46,444
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchase of investment securities ....................................................................................................................... (109,010)
Proceeds from sale of investment securities ............................................................................................................ 81,745
Net sales or (purchases) of short term securities ........................................................................................................ 4,560
Net accretion of bond discounts and amortization of premiums ........................................................................................ 824
Net realized gain (loss) from investments .............................................................................................................. (4,556)
Change in unrealized (appreciation) depreciation on investments ...................................................................................... (38,285)

Increase (decrease) in investment securities purchased ................................................................................................. (196)
Net cash  used in operating activities (18,033)
Cash Flows from Financing Activities:
Proceeds from shares sold ............................................................................................................................... 18,069
Increase (decrease) in cash overdraft ................................................................................................................... (30)
Net cash  provided by financing activities 18,039
Net increase in cash ..................................................................................................................................... 6
Cash:
Beginning of period ..................................................................................................................................... $ –
End of period ............................................................................................................................................
$ 6
Supplemental disclosure of cash flow information:
Reinvestment of dividends and distributions ........................................................................................................... $ 4,772

Notes to Financial Statements
Principal Diversified Select Real Asset Fund
March 31, 2021

1. Organization
Principal Diversified Select Real Asset Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund continuously offers three classes of shares: Class A, Class Y, and
Institutional Class. The Fund was organized as a Delaware statutory trust on September 21, 2018 pursuant to an Agreement and Declaration of Trust governed by the State of Delaware. Principal Global Investors, LLC (the “Manager”) serves as the Fund’s manager and advisor.
The Fund is structured as an interval fund, meaning it conducts quarterly repurchase offers of no less than 5% and no more than 25% of the
Fund’s outstanding shares at net asset value. Repurchase offers of more than 5% are made solely at the discretion of the Fund’s Board of
Trustees (the “Board”), and shareholders should not rely on any expectation of repurchase offers being made in excess of 5%. Shareholders should consider the Fund’s shares illiquid. The Fund’s shares are not listed on any national securities exchange and are not publicly traded.
There is currently no secondary market for the shares, and the Fund expects that no secondary market will develop. An unlimited number of shares has been authorized under the Agreement and Declaration of Trust.
Only eligible purchasers can buy shares of the Fund in that share class. The Manager and Principal Funds Distributor, Inc. (the “Distributor”)
(an affiliate of the Manager), the principal distributor of the Fund, reserve the right to broaden, limit, and change the designation of eligible purchasers without notice. Shares of the Fund are only sold in U.S. jurisdictions. Subject to eligibility and minimum initial investment requirements, shares of the Fund may be purchased directly or through intermediary organizations, such as broker-dealers, insurance companies, plan sponsors, third party administrators, and retirement plans. Minimum initial investment requirements are $25,000 for Class
A shares and $100,000 for Class Y and Institutional Class shares.
The Fund is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic
946, Financial Services - Investment Companies . The Fund has not provided financial support and is not contractually required to provide financial support to any investee.
Effective June 3, 2019, the initial purchase of $25,000 of Class A shares, $50,000 of Class Y shares, and $25,000 of Institutional Class shares was made by Principal Financial Services, Inc., an affiliate of the Manager. The Fund commenced operations on June 25, 2019. Prior to June
25, 2019, the Fund had no operations other than matters relating to its organization and the initial purchases on June 3, 2019.
All classes of shares of the Fund represent interests in the same portfolio of investments and will vote together as a single class except where otherwise required by law or as determined by the Board. In addition, the Board declares separate dividends on each class of shares. The Fund may offer additional classes of shares in the future.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation. The Fund values securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Board.
The Fund invests in other publicly traded investment funds which are valued at the respective fund’s net asset value. In addition, the Fund invests a portion of its assets in private investment funds which are valued at fair value based upon the net asset value reported on a periodic basis. The appropriateness of the fair value of these securities is monitored by the Manager. The shares of publicly traded investment funds and private investment funds are collectively referred to as the “Underlying Funds”.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Fund’s net asset value are reflected in the Fund’s net asset value and these securities are valued at fair value as determined

Notes to Financial Statements
Principal Diversified Select Real Asset Fund
March 31, 2021

in good faith by the Manager under procedures established and periodically reviewed by the Board. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depositary receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Fund invests in foreign securities listed on foreign exchanges which trade on days on which the Fund does not determine net asset value, for example weekends and other customary national U.S. holidays, the Fund’s net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares. Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be affected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Board as may occasionally be necessary.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock
Exchange. The identified cost of the Fund’s holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
The Fund held securities denominated in foreign currencies that exceeded 5% of net assets as of March 31, 2021 as shown below:
Income and Investment Transactions. The Fund records investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The
Fund records dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par. The Fund allocates all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class.
Distributions from Real Estate Investment Trusts (“REITs”) and private investment funds may be characterized as ordinary income, net capital gain, or return of capital to the Fund. The proper characterization of distributions from REITs and private investment funds is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes.
Expenses. Expenses directly attributed to the Fund are charged to the Fund. Other expenses not directly attributed to the Fund are apportioned among the registered investment companies managed by the Manager.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statement of operations.
In addition to the expenses the Fund bears directly, the Fund may indirectly bear a pro rata share of the fees and expenses of the Underlying
Funds in which it invests. Because the Underlying Funds have varied expense levels and the Fund may own different proportions of
Underlying Funds at different times, the amount of expense incurred indirectly by the Fund will vary. Expenses included in the statement of operations of the Fund do not include any expenses associated with the Underlying Funds.
Principal Diversified Select Real Asset Fund
Euro 6 .3%
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Diversified Select Real Asset Fund
March 31, 2021

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for losses deferred due to wash sales. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes; they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because the Fund intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current period. During the year ended March 31, 2021, the Fund did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three fiscal years, once a return is filed. No examinations are in progress at this time.
Foreign Taxes. The Fund may be subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the Fund as a reduction of income. These amounts are shown as withholding tax on the statement of operations.
Recent Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards
Update ("ASU") No. 2020-04 Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial
Reporting,  which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Interbank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. Management is evaluating the impact of the ASU over the period of time the ASU is effective.
3. Operating Policies
Borrowings. Beginning on March 22, 2021, the Fund began participating in a line of credit with a bank which allows a borrowing commitment amount of up to $15 million. Borrowings may be used for investment purposes, to meet repurchase requests and/or to facilitate the handling of unusual or unanticipated short-term cash requirements. The Fund will pledge securities as collateral for borrowing on the line of credit and maintain an aggregate collateral value not less than the outstanding borrowing amount at all times. Interest is charged at an annual rate equal to the sum of 2.00% and the greater of (i) the sum of LIBOR and the applicable spread, and (ii) the alternative base rate. Additionally, a commitment fee is charged at an annual rate of 0.40% on any day when the outstanding borrowing amount is less than 90% of the borrowing commitment amount. The interest expense and commitment fee associated with these borrowings is included in other expenses on the statement of operations. During the period from March 22, 2021 through March 31, 2021, the Fund did not borrow against the line of credit.
Cross Trades. The Fund may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Entities may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the Fund's sub-advisor acts as an investment advisor. Such transactions are permissible provided that the conditions of Rule 17a-7 under the Investment Company Act of 1940 are satisfied. For the year  ended March 31, 2021 , the
Fund did not engage in cross trades.
Foreign Currency Contracts. The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing the Fund's investment objectives. The Fund may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. The Fund enters into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate.
Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Diversified Select Real Asset Fund
March 31, 2021

In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar or other respective currency.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days)
at approximately the value at which the Fund has valued the investments. This may have an adverse effect on the Fund’s ability to dispose of particular illiquid securities at fair value and may limit the Fund’s ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. Under the Fund’s by-laws, present and past officers, trustees and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Senior Floating Rate Interests. The Fund may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the Fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or LIBOR.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedule of investments.
Unfunded Commitments. In connection with the senior floating rate interests, the Fund may enter into unfunded loan commitments
(“commitments”). All or a portion of the commitments may be unfunded. The Fund is obligated to fund these commitments at the Borrower’s discretion. Therefore, the Fund must have funds sufficient to cover its contractual obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on commitments on the statement of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statement of operations, as applicable. As of March 31, 2021, the Fund had no commitments relating to senior floating rate interests.
The Fund may also enter into unfunded commitments relating to potential future investments in private investment funds. As of March 31,
2021, the Fund had unfunded commitments relating to potential future investments, as reported below (amounts in thousands):
4. Fair Valuation
Fair value is defined as the price that the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Fund may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Private Investment Fund Unfunded Commitment
Brookfield Senior Mezzanine Real Estate Finance Fund LP
Brookfield Super-Core Infrastructure Partners Fund LP
CBRE Caledon Global Infrastructure Fund (International), LP
Hancock Timberland and Farmland Fund, LP
$ 5,000
$ 5,000
$ 6,000
$5, 782
3. Operating Policies (continued)

Notes to Financial Statements
Principal Diversified Select Real Asset Fund
March 31, 2021

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and listed derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, and US Government and Government Agency Obligations.
Level 3 – Significant unobservable inputs (including the Fund’s assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, mortgage backed securities or senior floating rate interests.
In accordance with Accounting Standards Codification 820 – Fair Value Measurement , the Fund has elected to apply the practical expedient to value its investments in private investment funds at their respective net asset value each calendar month or quarter. These investments are excluded from the fair value hierarchy.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market-based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using indicative quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-
dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s securities carried at value (amounts in thousands):
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal Diversified Select Real Asset Fund
Bonds* $ — $ 31,705 $ — $ 31,705
Common Stocks
Basic Materials 3,665 3,328 — 6,993
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Diversified Select Real Asset Fund
March 31, 2021

*For additional detail regarding sector classifications, please see the schedule of investments.
5. Management Agreement and Transactions with Affiliates
Management Services. The Fund has agreed to pay investment advisory and management fees to the Manager computed at an annual percentage rate of the Fund’s average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisors of the Fund, which may be affiliates of the Manager. The annual rate paid by the Fund is based upon the aggregate average daily net assets
(“aggregate net assets”) of the Fund. The investment advisory and management fee schedule for the Fund is 1.70% of aggregate net assets up to $1.5 billion and 1.65% of aggregate net assets over $1.5 billion.
The Manager has contractually agreed to waive 0.53% of the Fund’s investment advisory and management fees. It is expected that the fee waiver will continue through the period ending July 31, 2021; however, the Fund and the Manager, the parties to the agreement, may mutually agree to terminate the fee waiver prior to the end of the period.
The Manager has contractually agreed to limit the Fund’s expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The expenses borne by the Manager are subject to reimbursement by the Fund through the fiscal year end, provided no reimbursement will be made if it would result in the Fund exceeding the total operating expense limits. Any amounts outstanding at the end of the fiscal year are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statement of assets and liabilities and are settled monthly. It is expected that the operating expense limits will continue through the period ending July 31, 2021; however, the Fund and the Manager, the parties to the agreement, may mutually agree to terminate the operating expense limits prior to the end of the period.
The operating expense limits are as follows:
Distribution Fees. The Class A shares of the Fund bear distribution fees. The fees are computed at an annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Distribution fees are paid to the Distributor of the Fund. A portion of the distribution fees may be paid to other selling dealers for providing certain services.
Chief Compliance Officer Expenses. The Fund pays certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated among the registered investment companies managed by the Manager based on the relative net assets of each fund and is shown on the statement of operations. For the year ended March 31, 2021, the Fund’s CCO expenses were less than $500.
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal Diversified Select Real Asset Fund
Communications $ 95 $ 94 $ — $ 189
Consumer, Cyclical 229 159 — 388
Consumer, Non-cyclical 1,691 2,506 — 4,197
Diversified 191 — — 191
Energy 17,430 1,916 — 19,346
Financial 8,955 6,181 — 15,136
Industrial 6,640 5,328 — 11,968
Utilities 11,164 9,933 — 21,097
Convertible Preferred Stocks 90 — — 90
Investment Companies 2,380 — — 2,380
Senior Floating Rate Interests* — 1,136 — 1,136
Total $ 52,530 $ 62,286 $ — $ 114,816
Investments Using NAV as practical expedient
Private Investment Funds 48,374
Total investments in securities $ — $ — $ — $ 163,190
Share Class Operating Expense Limit Expiration
Class A
1.67% July 31, 2021
Class Y
1.17 % July 31, 2021
Institutional 1.37%
July 31, 2021
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Diversified Select Real Asset Fund
March 31, 2021

Sales Charges. The Distributor retains sales charges on certain sales of Class A shares based on declining rates which begin at 5.75%. For the year ended March 31, 2021, there were no sales charges retained by the Distributor.
Affiliated Ownership . As of March 31, 2021, Principal Financial Services Inc. and Principal Life Insurance Company (each an affiliate of the Manager) owned shares of the Fund as follows (amounts of shares in thousands):
6. Investment Transactions
For the year ended March 31, 2021, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments, return of capital, and mergers) by the Fund were as follows (amounts in thousands):
7. Repurchase Offers
The Fund has a fundamental policy to make quarterly repurchase offers for no less than 5% and not more than 25% of its shares at a price equal to net asset value per share, unless suspended or postponed in accordance with regulatory requirements, and that each quarterly repurchase pricing share occur on the Repurchase Pricing Date, the date that will be used to determine the Fund’s net asset value per share applicable to the repurchase. The Fund will make quarterly repurchase offers every three months, in the following months: March, June,
September, and December.
The Fund will repurchase shares that are tendered by a specific date (the “Repurchase Request Deadline”), which will be established by the
Board in accordance with Rule 23c-3, as amended from time to time. Rule 23c-3 requires the Repurchase Request Deadline to be no less than 21 and no more than 42 days after the Fund sends notification to shareholders of the repurchase offer. There will be a maximum 14 calendar day period, or the next business day if the 14th calendar day is not a business day, between the Repurchase Request Deadline and the Repurchase Pricing Date.
If a repurchase offer by the Fund is oversubscribed, the Fund may repurchase, but is not required to repurchase, additional shares up to a maximum amount of 2% of the outstanding shares of the Fund. If the Fund determines not to repurchase additional shares beyond the repurchase offer amount, or if shareholders tender an amount of shares greater than that which the Fund is entitled to repurchase, the Fund will repurchase the shares tendered on a pro rata basis.
For the year ended March 31, 2021, no shares of the Fund were repurchased during the repurchase offer windows.
8. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the year ended March 31, 2021 and period ended
March 31, 2020, were as follows (amounts in thousands):
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of March 31, 2021, the components of distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Fund. As of March 31, 2021 , the Fund had no capital loss carryforwards. For the year ended March 31, 2021, the Fund utilized approximately $580,000 in capital loss carryforwards.
Class A Class Y Institutional
Principal Diversified Select Real Asset Fund 10 6,164 11
Purchases Sales
Principal Diversified Select Real Asset Fund $ 102,190 $ 75,042
Ordinary Income Return of Capital
2021 2020 2021 2020
Principal Diversified Select Real Asset Fund $ 4,772 $ 1,974 $ — $ 238
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Net Unrealized
Appreciation
(Depreciation)
Total
Accumulated
Earnings
(Deficit)
Principal Diversified Select Real Asset Fund $ 3,368 $ 826 $ 9,403 $ 13,597
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Diversified Select Real Asset Fund
March 31, 2021

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended March 31, 2021 , the Fund does not plan to defer any late-year losses.
Reclassification of Capital Accounts. The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting.
Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the
Fund’s distributions may be shown in the accompanying statement of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended March 31,
2021, the Fund recorded reclassifications as follows (amounts in thousands):
Federal Income Tax Basis. As of March 31, 2021 , the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Fund were as follows (amounts in thousands):
9. Other Matters
The outbreak of the novel coronavirus (“COVID-19”) in many countries continues to adversely impact global commercial activity and has contributed to significant volatility in financial markets. The global impact of the outbreak has been rapidly evolving and many countries have reacted by instituting quarantines and restriction on travel. Such measures, as well as the general uncertainty surrounding the dangers and impact of COVID-19, are creating significant disruption in supply chains and economic activity. As COVID-19 continues to spread, the potential impacts, including a global, regional or other economic recession, are increasingly difficult to assess. These events, or fear of such an event, present material uncertainty and risk with respect to the Fund's performance and financial results.
10. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Principal Diversified Select Real Asset Fund $ 3 $ (3)
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Principal Diversified Select Real Asset Fund $ 14,133 $ (4,730) $ 9,403 $ 153,787
8. Federal Tax Information (continued)

Schedule of Investments
Principal Diversified Select Real Asset Fund
March 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 1.46% Shares Held Value (000's)
Exchange-Traded Funds - 0.20%
SPDR S&P Global Natural Resources ETF 6,604 $ 331
Money Market Funds - 1.26%
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
0.03%
(a)
2,048,510 2,049
TOTAL INVESTMENT COMPANIES $ 2,380
PRIVATE INVESTMENT FUNDS - 29.60%
Shares/Units
Held Value (000's)
Agriculture - 10.7 7%
Ceres Farmland Holdings, LP
(b)
7,000,000 $ 7,584
UBS AgriVest Farmland Fund, LP
(b)
4,963 10,015
$ 17,599
Diversified Financial Services - 2.35%
Sound Point CLO Fund, LP
(b),(c)
N/A 3,83 7
Forest Products & Paper - 13.23%
BTG Pactual Open Ended Core US Timberland
Fund, LP
(b)
2,006,905 10,41 9
Hancock Timberland and Farmland Fund, LP
(b)
1,389,463 11,198
$ 21,617
Real Estate - 3.25%
UBS Trumbull Property Growth & Income Fund,
LP
(b)
200 5,321
TOTAL PRIVATE INVESTMENT FUNDS $ 48,374
COMMON STOCKS - 48.65 % Shares Held Value (000's)
Agriculture - 0.17%
Archer-Daniels-Midland Co 2,371 $ 135
Bunge Ltd 1,753 139
$ 274
Biotechnology - 0.08%
Corteva Inc 2,974 139
Building Materials - 0.28%
Fortune Brands Home & Security Inc 1,374 132
Geberit AG 366 233
Masco Corp 1,659 99
$ 464
Chemicals - 1.09%
CF Industries Holdings Inc 2,965 135
Diversey Holdings Ltd
(c)
15,463 227
Ecolab Inc 2,696 577
FMC Corp 1,320 146
ICL Group Ltd 23,140 136
Mosaic Co/The 4,566 144
Nutrien Ltd 2,465 133
Sociedad Quimica y Minera de Chile SA ADR 2,503 133
Sociedad Quimica y Minera de Chile SA –
Rights
(c)
466 1
Yara International ASA 2,775 145
$ 1,777
Commercial Services - 1.60%
Atlas Arteria Ltd 270,394 1,227
CCR SA 107,000 245
Transurban Group 112,429 1,143
$ 2,615
Consumer Products - 0.09%
Avery Dennison Corp 766 141
Electric - 8.77%
AusNet Services 751,130 1,050
Brookfield Renewable Corp 18,656 872
Clearway Energy Inc - Class C 35,491 999
CPFL Energia SA 92,500 503
EDP - Energias de Portugal SA 167,925 959
Emera Inc 17,192 765
Evoqua Water Technologies Corp
(c)
23,645 622
Exelon Corp 30,293 1,325
National Grid PLC 79,698 946
NextEra Energy Inc 4,525 342
Pinnacle West Capital Corp 7,414 603
Public Service Enterprise Group Inc 17,974 1,082
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Red Electrica Corp SA 32,336 $ 574
Southern Co/The 15,271 949
Spark Infrastructure Group 470,317 777
SSE PLC 64,390 1,291
Transmissora Alianca de Energia Eletrica SA 97,000 674
$ 14,333
Electronics - 0.17%
Badger Meter Inc 2,901 270
Energy - Alternate Sources - 1.37%
NextEra Energy Partners LP 12,639 921
Sunnova Energy International Inc
(c)
32,143 1,312
$ 2,233
Engineering & Construction - 2.51%
AECOM
(c)
4,073 261
Aena SME SA
(c),(d)
1,449 235
Eiffage SA 6,935 693
Ferrovial SA 20,539 537
Grupo Aeroportuario del Pacifico SAB de CV
(c)
36,600 382
Stantec Inc 7,997 342
Sydney Airport
(c)
164,367 777
Vinci SA 8,592 880
$ 4,107
Environmental Control - 1.74%
China Water Affairs Group Ltd 284,000 233
Kurita Water Industries Ltd 12,000 516
METAWATER Co Ltd 10,100 202
Montrose Environmental Group Inc
(c)
4,909 246
Pentair PLC 15,382 959
Tetra Tech Inc 5,031 683
$ 2,839
Food - 0.17%
Ingredion Inc 1,489 134
Wilmar International Ltd 33,800 136
$ 270
Forest Products & Paper - 0.65%
International Paper Co 2,703 146
Mondi PLC 5,567 142
Nine Dragons Paper Holdings Ltd 83,000 122
Oji Holdings Corp 21,300 138
Smurfit Kappa Group PLC 2,823 133
Stora Enso Oyj 6,775 126
Svenska Cellulosa AB SCA 7,763 137
UPM-Kymmene Oyj 3,499 126
$ 1,070
Gas - 1.28%
Brookfield Infrastructure Corp 1,733 132
Enagas SA 34,075 742
Snam SpA 178,102 987
Western Midstream Partners LP 12,575 234
$ 2,095
Healthcare - Products - 0.46%
Danaher Corp 3,367 758
Holding Companies - Diversified - 0.12%
Sustainable Development Acquisition I Corp
(c)
19,221 191
Home Furnishings - 0.07%
Coway Co Ltd 1,940 113
Housewares - 0.09%
Scotts Miracle-Gro Co/The 629 154
Internet - 0.06%
21Vianet Group Inc ADR
(c)
2,943 95
Iron & Steel - 0.55%
ArcelorMittal SA
(c)
5,713 165
Fortescue Metals Group Ltd 7,193 110
Nippon Steel Corp 9,100 155
Nucor Corp 2,243 180
POSCO 537 152

Schedule of Investments
Principal Diversified Select Real Asset Fund
March 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Iron & Steel (continued)
Vale SA ADR 7,943 $ 138
$ 900
Lodging - 0.07%
City Developments Ltd 7,700 46
Travel + Leisure Co 1,223 75
$ 121
Machinery - Diversified - 1.33%
IDEX Corp 2,538 531
Lindsay Corp 1,219 203
Mueller Water Products Inc - Class A 32,094 446
Xylem Inc/NY 9,499 999
$ 2,179
Metal Fabrication & Hardware - 0.31%
Advanced Drainage Systems Inc 4,839 500
Mining - 1.99%
Agnico Eagle Mines Ltd 2,370 137
Anglo American PLC 3,463 136
AngloGold Ashanti Ltd ADR 6,724 148
Antofagasta PLC 5,388 125
Barrick Gold Corp 7,189 143
BHP Group Ltd 3,530 122
Franco-Nevada Corp 1,244 156
Freeport-McMoRan Inc 3,959 130
Fresnillo PLC 10,551 126
Glencore PLC
(c)
33,032 130
Gold Fields Ltd ADR 16,391 156
Kinross Gold Corp 21,486 143
Kirkland Lake Gold Ltd 4,128 139
Korea Zinc Co Ltd 373 135
MMC Norilsk Nickel PJSC ADR 4,278 134
Newcrest Mining Ltd 7,037 133
Newmont Corp 2,467 149
Polymetal International PLC 6,755 132
Polyus PJSC 1,432 132
Rio Tinto Ltd 1,365 115
South32 Ltd 62,600 134
Southern Copper Corp 1,883 128
Sumitomo Metal Mining Co Ltd 2,800 121
Wheaton Precious Metals Corp 3,724 142
$ 3,246
Oil & Gas - 2.28%
BP PLC 32,913 134
Canadian Natural Resources Ltd 4,873 151
Chevron Corp 1,341 140
ConocoPhillips 2,582 137
Ecopetrol SA ADR 10,959 140
Eni SpA 11,663 144
EOG Resources Inc 2,080 151
Equinor ASA 7,083 138
Exxon Mobil Corp 2,470 138
Gazprom PJSC ADR 23,147 138
LUKOIL PJSC ADR 1,807 146
Marathon Petroleum Corp 2,458 131
Neste Oyj 2,030 108
Novatek PJSC 787 155
Occidental Petroleum Corp 5,045 134
Petroleo Brasileiro SA ADR 16,928 143
Phillips 66 1,617 132
Pioneer Natural Resources Co 904 144
Reliance Industries Ltd
(d)
2,338 129
Repsol SA 10,620 132
Rosneft Oil Co PJSC 19,418 147
Royal Dutch Shell PLC - A Shares 6,646 129
Suncor Energy Inc 6,690 140
Tatneft PJSC ADR 3,219 153
TOTAL SE 2,881 134
Valero Energy Corp 1,744 125
Woodside Petroleum Ltd 7,057 129
$ 3,722
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas Services - 0.16%
Halliburton Co 6,150 $ 132
Schlumberger NV 4,810 131
$ 263
Packaging & Containers - 0.53%
Amcor PLC 12,270 143
DS Smith PLC 24,164 136
Packaging Corp of America 1,017 137
Sealed Air Corp 3,203 147
SIG Combibloc Group AG
(c)
6,033 139
Westrock Co 3,078 160
$ 862
Pipelines - 8.03%
Cheniere Energy Inc
(c)
23,048 1,660
DCP Midstream LP 20,105 435
Enbridge Inc 28,280 1,030
Enterprise Products Partners LP 50,343 1,109
Equitrans Midstream Corp 27,424 224
Gibson Energy Inc 29,316 520
Hess Midstream LP 13,730 308
Kinder Morgan Inc 35,001 583
MPLX LP 46,913 1,202
Noble Midstream Partners LP 15,373 223
ONEOK Inc 20,730 1,050
Pembina Pipeline Corp 23,474 678
Plains All American Pipeline LP 96,271 876
Targa Resources Corp 52,532 1,668
TC Energy Corp 14,975 686
Williams Cos Inc/The 36,997 876
$ 13,128
Private Equity - 0.18%
Centuria Capital Group 158,112 299
Real Estate - 1.36%
Castellum AB 4,881 108
ESR Cayman Ltd
(c),(d)
6,200 20
ESR Kendall Square REIT Co Ltd
(c)
10,712 57
Fabege AB 5,831 79
LEG Immobilien SE 1,274 168
Midea Real Estate Holding Ltd
(d)
21,200 45
Mitsubishi Estate Co Ltd 16,600 291
Mitsui Fudosan Co Ltd 6,900 157
New World Development Co Ltd 46,750 243
Sun Hung Kai Properties Ltd 15,000 227
Vonovia SE 9,231 603
Wihlborgs Fastigheter AB 4,747 90
Zhongliang Holdings Group Co Ltd 203,000 138
$ 2,226
REITs - 7.71%
Agree Realty Corp 730 49
AIMS APAC REIT 115,200 111
Alexandria Real Estate Equities Inc 413 68
Allied Properties Real Estate Investment Trust 2,500 81
American Campus Communities Inc 1,040 45
American Homes 4 Rent 8,489 283
American Tower Corp 818 196
Apartment Income REIT Corp 2,658 114
Arena REIT 68,239 164
AvalonBay Communities Inc 580 107
Big Yellow Group PLC 15,809 243
Broadstone Net Lease Inc 4,533 83
CapitaLand China Trust 35,100 36
Centuria Industrial REIT 37,585 95
Centuria Office REIT 32,976 50
CFE Capital S de RL de CV 353,400 475
City Office REIT Inc 3,037 32
CoreSite Realty Corp 1,433 172
CRE Logistics REIT Inc 59 91
Crown Castle International Corp 3,579 616
CubeSmart 6,103 231
CyrusOne Inc 1,404 95

Schedule of Investments
Principal Diversified Select Real Asset Fund
March 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Daiwa Office Investment Corp 15 $ 106
Dexus 13,775 102
Douglas Emmett Inc 138 4
Dream Industrial Real Estate Investment Trust 28,600 305
Equinix Inc 172 117
Essex Property Trust Inc 246 67
Gecina SA 1,139 157
Goodman Group 12,308 170
Healthcare Trust of America Inc 8,186 226
Independence Realty Trust Inc 22,816 347
Industrial & Infrastructure Fund Investment Corp 68 117
Industrial Logistics Properties Trust 11,261 260
Ingenia Communities Group 38,361 148
Inmobiliaria Colonial Socimi SA 9,731 94
Invitation Homes Inc 15,123 484
Irongate Group 26,578 27
Japan Hotel REIT Investment Corp 211 119
Klepierre SA 3,400 79
Lendlease Global Commercial REIT 41,300 25
Link REIT 23,100 211
Mapletree Industrial Trust 30,000 61
Merlin Properties Socimi SA 15,739 161
MGM Growth Properties LLC 8,500 277
Minto Apartment Real Estate Investment Trust
(d)
2,800 48
NewRiver REIT PLC
(c)
31,033 40
Nomura Real Estate Master Fund Inc 100 151
NSI NV 5,536 219
Park Hotels & Resorts Inc
(c)
7,993 173
Plymouth Industrial REIT Inc 6,214 105
Prologis Inc 7,928 840
Rayonier Inc 4,112 133
Rexford Industrial Realty Inc 2,155 109
Sabra Health Care REIT Inc 14,897 259
Saul Centers Inc 3,248 130
Scentre Group 18,500 40
Segro PLC 29,605 383
Sekisui House Reit Inc 246 205
STORE Capital Corp 5,895 197
Summit Industrial Income REIT 22,930 260
Sun Communities Inc 2,789 418
Sunstone Hotel Investors Inc
(c)
8,830 110
UNITE Group PLC/The
(c)
5,892 87
United Urban Investment Corp 122 164
VICI Properties Inc 12,076 341
Welltower Inc 7,088 508
Weyerhaeuser Co 6,495 231
WPT Industrial Real Estate Investment Trust 23,821 359
$ 12,611
Telecommunications - 0.06%
Eutelsat Communications SA 7,734 94
Transportation - 0.46%
Getlink SE 48,717 747
Water - 2.86%
Aguas Andinas SA 1,695,551 524
American Water Works Co Inc 6,249 937
Essential Utilities Inc 16,689 747
Grupo Rotoplas SAB de CV
(c)
114,800 167
Guangdong Investment Ltd 258,000 421
Middlesex Water Co 1,438 114
Pennon Group PLC 28,490 383
Suez SA 26,842 568
Veolia Environnement SA 27,706 711
York Water Co/The 1,978 97
$ 4,669
TOTAL COMMON STOCKS $ 79,505
CONVERTIBLE PREFERRED STOCKS
- 0.06 % Shares Held Value (000's)
REITs - 0.06%
RPT Realty 7.25%
(e)
1,650 $ 90
TOTAL CONVERTIBLE PREFERRED STOCKS $ 90
BONDS - 19.40%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 13.82%
BANK 2018-BNK13
3.00%, 08/15/2061
(d)
$ 2,000 $ 1,714
BANK 2018-BNK15
4.66%, 11/15/2061
(f)
1,100 1,175
BANK 2019-BNK22
1.50%, 11/15/2062
(d),(f),(g)
2,000 195
1.96%, 11/15/2062
(d),(f)
1,000 575
Benchmark 2018-B6 Mortgage Trust
3.12%, 10/10/2051
(d),(f)
1,000 938
Benchmark 2019-B12 Mortgage Trust
3.00%, 08/15/2052
(d)
1,891 1,766
Benchmark 2019-B13 Mortgage Trust
1.01%, 08/15/2057
(d),(f),(g)
1,750 116
3.00%, 08/15/2057
(d)
1,750 1,124
Benchmark 2020-B20 Mortgage Trust
1.55%, 10/15/2053
(d),(f),(g)
3,250 392
2.00%, 10/15/2053
(d)
968 784
Benchmark 2020-B21 Mortgage Trust
1.46%, 12/17/2053
(f),(g)
8,996 972
Benchmark 2021-B23 Mortgage Trust
2.00%, 02/15/2054
(d)
2,316 1,772
Citigroup Commercial Mortgage Trust 2018-C6
5.07%, 11/10/2051
(f)
1,000 1,041
Citigroup Commercial Mortgage Trust 2019-C7
2.75%, 12/15/2072
(d)
125 105
Citigroup Commercial Mortgage Trust
2019-GC41
3.00%, 08/10/2056
(d)
1,750 1,575
3.00%, 08/10/2056
(d)
1,400 887
Csail 2015-C2 Commercial Mortgage Trust
4.19%, 06/15/2057
(f)
500 405
Freddie Mac Multifamily Structured Pass
Through Certificates
1.52%, 01/25/2027
(f),(g)
11,986 928
2.53%, 03/25/2049
(f),(g)
6,890 979
GS Mortgage Securities Trust 2013-GCJ14
4.74%, 08/10/2046
(d),(f)
539 528
GS Mortgage Securities Trust 2019-GC40
1.16%, 07/10/2052
(d),(f),(g)
9,860 857
GS Mortgage Securities Trust 2019-GC42
0.94%, 09/01/2052
(d),(f),(g)
3,246 227
JPMBB Commercial Mortgage Securities Trust
2014-C21
4.65%, 08/15/2047
(d),(f)
1,000 888
JPMBB Commercial Mortgage Securities Trust
2015-C28
3.65%, 10/15/2048
(d),(f)
500 19
JPMBB Commercial Mortgage Securities Trust
2015-C29
3.70%, 05/15/2048
(f)
560 443
JPMCC Commercial Mortgage Securities Trust
2019-COR4
3.00%, 03/10/2052
(d)
1,000 895
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C25
4.53%, 10/15/2048
(d),(f)
1,000 714
4.53%, 10/15/2048
(d),(f)
500 326
WFRBS Commercial Mortgage Trust 2014-C21
3.50%, 08/15/2047
(d)
319 263
$ 22,603

Schedule of Investments
Principal Diversified Select Real Asset Fund
March 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food - 0.31%
H-Food Holdings LLC / Hearthside Finance Co
Inc
8.50%, 06/01/2026
(d)
$ 500 $ 511
Healthcare - Services - 0.45%
Hadrian Merger Sub Inc
8.50%, 05/01/2026
(d)
700 726
Leisure Products & Services - 0.43%
Constellation Merger Sub Inc
8.50%, 09/15/2025
(d)
750 707
Media - 0.25%
Cengage Learning Inc
9.50%, 06/15/2024
(d)
406 414
Miscellaneous Manufacturers - 0.55%
FXI Holdings Inc
7.88%, 11/01/2024
(d)
688 708
12.25%, 11/15/2026
(d)
160 183
$ 891
Mortgage Backed Securities - 2.00%
Freddie Mac STACR 2019-HQA3
7.61%, 09/25/2049
(d)
500 511
1.00 x 1 Month USD LIBOR + 7.50%
Freddie Mac STACR Remic Trust 2020-DNA2
4.91%, 02/25/2050
(d)
500 459
1.00 x 1 Month USD LIBOR + 4.80%
Freddie Mac STACR Trust 2019-DNA2
10.61%, 03/25/2049
(d)
900 1,011
1.00 x 1 Month USD LIBOR + 10.50%
Freddie Mac STACR Trust 2019-DNA3
8.26%, 07/25/2049
(d)
250 264
1.00 x 1 Month USD LIBOR + 8.15%
Freddie Mac STACR Trust 2019-HQA2
11.36%, 04/25/2049
(d)
900 1,007
1.00 x 1 Month USD LIBOR + 11.25%
$ 3,252
Other Asset Backed Securities - 0.30%
Oaktree CLO 2019-4 Ltd
7.45%, 10/20/2032
(d)
500 494
1.00 x 3 Month USD LIBOR + 7.23%
Retail - 1.05%
LSF9 Atlantis Holdings LLC / Victra Finance
Corp
7.75%, 02/15/2026
(d)
1,000 1,024
Staples Inc
10.75%, 04/15/2027
(d)
700 691
$ 1,715
Telecommunications - 0.24%
Gogo Intermediate Holdings LLC / Gogo Finance
Co Inc
9.88%, 05/01/2024
(d)
372 392
TOTAL BONDS $ 31,705
SENIOR FLOATING RATE INTERESTS
- 0.70%
Principal
Amount (000's) Value (000's)
Automobile Parts & Equipment - 0.40%
GC EOS Buyer Inc
8.62%, 06/29/2026
(h)
$ 700 $ 644
3 Month USD LIBOR + 2.75%
Housewares - 0.30%
KIK Custom Products Inc
4.25%, 12/22/2026
(h)
500 492
3 Month USD LIBOR + 3.75%
TOTAL SENIOR FLOATING RATE INTERESTS $ 1,136
Total Investments $ 163,190
Other Assets and Liabilities -  0.13% 218
TOTAL NET ASSETS - 100.00% $ 163,408
(a) Current yield shown is as of period end.
(b) Private Investment Funds have quarterly or annual redemption frequencies and are considered restricted securities. Please see Private Investment Funds sub-schedule for additional information.
(c) Non-income producing security
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $26,239 or 16.06% of net assets.
(e) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(f) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(g) Security is an Interest Only Strip.
(h) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Financial 21.77%
Mortgage Securities 15.82%
Consumer, Non-cyclical 14.39%
Industrial 14.26%
Utilities 12.91%
Energy 11.84%
Basic Materials 4.28%
Consumer, Cyclical 2.11%
Money Market Funds 1.26%
Communications 0.61%
Asset Backed Securities 0.30%
Investment Companies 0.20%
Diversified 0.12%
Other Assets and Liabilities
0.13%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal Diversified Select Real Asset Fund
March 31, 2021
See accompanying notes.

Private Investment Funds
Security Name Acquisition Date Cost Value
Redemption
Notice (days)
Percent of
Net Assets
BTG Pactual Open Ended Core US Timberland Fund, LP
(a)
07/01/2019, 03/29/2021 $ 10,000 $ 10,419 90 6.38%
Ceres Farmland Holdings, LP
(b)
11/06/2019, 02/05/2021 7,000 7,584 N/A 4.64%
Hancock Timberland and Farmland Fund, LP
(c)
08/12/2020 - 03/12/2021 11,218 11,198 N/A 6.85%
Sound Point CLO Fund, LP
(d)
08/06/2019 4,000 3,83 7 60 2.35%
UBS AgriVest Farmland Fund, LP
(e)
07/01/2020 - 01/04/2021 10,000 10,015 60 6.13%
UBS Trumbull Property Growth & Income Fund, LP
(f)
07/01/2020 5,000 5,321 60 3.25%
Total $ 48,374 29.60%
The private investment funds listed in the table do not include any unfunded commitments.
Amounts in thousands.
(a) The fund was established to invest and reinvest assets of the investors through the REIT, primarily in interests (including ownership or leasehold interests) in real property, which is to be planted with trees, or real property on which trees are growing (timberland), trees growing on timberland, or trees which have been cut but not removed from the timberland (timber); contracts or agreements for the cutting and/or use of timber on timberland. Timber investments are not intended to produce immediate revenues. Redemptions are subject to a two-year holding period from the acquisition date.
(b) The fund is an open-ended investment fund whose objective is to generate an attractive total return through the acquisition and management of farmland in the
Midwestern United States. Redemptions are subject to a one-year holding period from the acquisition date. After the holding period has expired, redemptions are permitted with written redemption notice five months prior to the annual redemption date, which is the last day of February.
(c) This open-end fund blends the two asset classes of timberland and farmland. The geographic focus will be in the U.S., Canada, Australia, New Zealand, Chile, Brazil,
Uruguay, and Western Europe. Agriculture investments will be diversified among row crops (corn, soy, wheat, etc.), permanent crops (vines/trees), and commodity crops
(cotton, lettuce, strawberries, etc.). Redemptions are subject to a three-year holding period from the acquisition date. After the holding period has expired, redemptions are permitted with written redemption notice given by April 30th of that year.
(d) The fund was organized for the purpose of trading and investing in residual tranches and other notes issued by and with respect to collateralized loan obligations.
Redemptions are subject to a one-year holding period from the acquisition date.
(e) This open-end fund invests primarily in U.S. farmland. It is a well-diversified portfolio across many regions of the country and diversified across row crops, vegetable crops, and permanent crops. Redemptions are permitted with written redemption notice 60 days prior to the end of the quarter.
(f) This open-end, commingled private real estate portfolio combines value-add properties with capital appreciation potential and more stable income-generating properties. Properties in the portfolio typically start as development, renovation, repositioning, or lease-up stage investments, and transition toward stabilized assets.
Redemptions are permitted with written redemption notice 60 days prior to the end of the quarter.

Glossary to the Schedule of Investments
March 31, 2021
See accompanying notes.

Currency Abbreviations
USD/$ United States Dollar

See accompanying notes.

Financial Highlights
Net Asset
Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends
from Net
Investment
Income
Distributions
from Realized
Gains
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
PRINCIPAL DIVERSIFIED SELECT REAL ASSET FUND
Class A shares
March 31, 2021 $ 19.35 $ 0.49 $ 7.18 $ 7.67 ( $ 0.52) ( $ 0.23) $ – ( $ 0.75) $ 26.27
March 31, 2020(e) 25.00 0.36 (5.61) (5.25) (0.35) – (0.05) (0.40) 19.35
Class Y shares
March 31, 2021 19.39 0.62 7.20 7.82 (0.55) (0.24) – (0.79) 26.42
March 31, 2020(e) 25.00 0.47 (5.64) (5.17) (0.39) – (0.05) (0.44) 19.39
Institutional shares
March 31, 2021 19.36 0.56 7.20 7.76 (0.55) (0.24) – (0.79) 26.33
March 31, 2020(e) 25.00 0.41 (5.61) (5.20) (0.39) – (0.05) (0.44) 19.36

See accompanying notes.

Financial Highlights (Continued)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
39.63% (b),(c) $ 276 1.67% (d) 2.11% 56.0%
(21.27) (c),(f) 197 1.94 (d),(g) 1.87 (g) 56.8 (g)
40.36 (b) 162,855 1.17 (d) 2.61 56.0
(20.98) (f) 98,501 1.43 (d),(g) 2.47 (g) 56.8 (g)
40.06 (b) 277 1.37 (d) 2.41 56.0
(21.10) (f) 197 1.64 (d),(g) 2.17 (g) 56.8 (g)
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Reflects Manager's contractual expense limit.
(e) Period from June 25, 2019, date operations commenced, through March 31, 2020.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of
Principal Diversified Select Real Asset Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Principal Diversified Select Real Asset Fund (the “Fund”), including the schedule of investments, as of March 31, 2021, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and the period from June 25, 2019, date operations commenced, through March 31, 2020, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at March 31, 2021, the results of its operations and its cash flows for the year then ended, the changes in its net assets and its financial highlights for the year then ended and the period from June 25, 2019, date operations commenced, through March 31, 2020, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2021, by correspondence with the custodian, transfer agent, agent banks, investment manager of the private investment funds and brokers or by other appropriate auditing procedures where replies from agent banks and brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Principal investment companies since 1969.
Minneapolis, Minnesota
May 20, 2021

Shareholder Expense Example
Principal Diversified Select Real Asset Fund
March 31, 2021 (unaudited)

As a shareholder of Principal Diversified Select Real Asset Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. In addition to the expenses the Fund bears directly, the Fund may indirectly bear its pro rata share of the expenses incurred by the investment companies in which the Fund invests. This Example is intended to help you understand your ongoing costs (in dollars)
of investing in Principal Diversified Select Real Asset Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2020 to
March 31, 2021 , unless otherwise noted.
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Additional account fees may apply to certain types of investment products which are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the
Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual Hypothetical
Beginning
Account
Value October 1,
2020
Ending Account
Value March 31,
2021
Expenses Paid
During Period
October 1,
2020 to March
31, 2021
(a)
Beginning
Account
Value October 1,
2020
Ending Account
Value March 31,
2021
Expenses Paid
During Period
October 1,
2020 to March
31, 2021
(a)
Annualized
Expense
Ratio
Principal Diversified Select Real
Asset Fund
Class A $ 1,000.00 $ 1,153.55 $ 8.97 $ 1,000.00 $ 1,016.60 $ 8.40 1.67%
Institutional 1,000.00 1,154.85 7.36 1,000.00 1,018.10 6.89 1.37
Class Y 1,000.00 1,156.19 6.29 1,000.00 1,019.10 5.89 1.17
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Principal Diversified Select Real Asset Fund
(unaudited)

Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940
Diversified Select Real Asset Fund made distributions for the month of March 2021 for which a portion is estimated to be in excess of the
Fund’s current and accumulated net income. As of March 31, 2021, the estimated sources of the distribution were 62.77% from net income and 37.23% from realized gain.
The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.
Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the Fund will not be available until the end of the Fund’s fiscal year.
As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

FUND TRUSTEES AND OFFICERS
Under Delaware law, a Board of Trustees oversees the Fund. The Trustees have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each trustee also serves on the Board of Principal Variable Contracts Funds, Inc., Principal Funds, Inc., and Principal Exchange-Traded Funds. Each trustee generally serves an indefinite term until his or her successor is duly elected and qualified until the trustee reaches age 72 (unless such mandatory age is waived by the Board). Trustees considered to be “interested persons” as defined in the Investment Company Act of 1940, as shown below are considered to be interested because of an affiliation with the Manager.
The following trustees are considered not to be “interested persons” as defined in the 1940 Act.
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Trustee
Other
Directorships
Held by Trustee
During Past 5 Years
Elizabeth Ballantine
Trustee since 2019
Member, Nominating and Governance
Committee
1948
Principal, EBA Associates 126 Durango Herald, Inc.; McClatchy
Newspapers, Inc.
Leroy T. Barnes, Jr.
Trustee since 2019
Member, Audit Committee
Member, Nominating and Governance
Committee
1951
Retired 126 McClatchy Newspapers, Inc.; Frontier
Communications, Inc.; Formerly,
Herbalife Ltd.
Craig Damos
Lead Independent Trustee since 2020
Trustee since 2019
Member, Nominating and Governance
Committee
Member,
15(c) Committee
Member, Executive Committee
1954
President, C.P. Damos Consulting LLC 126 None
Fritz S. Hirsch
Trustee since 2019
Member, Nominating and Governance
Committee
Member, Operations Committee
Member, 15(c) Committee
1951
Interim CEO, MAM USA February 2020 to October
2020
126 MAM USA
Victor Hymes
Trustee since 2020
Member, Audit Committee
1957
Founder and Managing Member of Legato Capital
Management, LLC
126 Formerly, Montgomery Street Income
Securities Inc.
John D. Kenney
Trustee since 2020
Member, Operations Committee
1965
Formerly, Legg Mason Global Asset Management 126 Formerly: Legg Mason Investment
Management Affiliates: Brandywine
Global; Clarion Partners; ClearBridge
Investments; Entrust Global; Legg
Mason Poland; Martin Currie Investment
Management; Permal Group (merged into
Entrust); QS Investors;
RARE Infrastructure; Royce and
Associates; and Western Asset
Management
Padelford L. Lattimer
Trustee since 2020
Member, 15(c) Committee
1961
TBA Management Consulting LLC 126 None
Karen (“Karrie”) McMillan
Trustee since 2019
Member, Operations Committee
1961
Founder/Owner, Tyche Consulting
Formerly, Managing Director, Patomak Global
Partners, LLC
126 None

The following trustees are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the
Manager.
Correspondence intended for each trustee who is other than an interested trustee may be sent to 655 9th Street, Des Moines, IA 50392.
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Trustee
Other
Directorships
Held by Trustee
During Past 5 Years
Elizabeth A. Nickels
Trustee since 2019
Member, Audit Committee
1962
Retired 126 SpartanNash; Formerly: Charlotte Russe;
Follet Corporation; PetSmart; Spectrum
Health Systems
Mary M. (“Meg”) VanDeWeghe
Trustee since 2019
Member, Operations Committee
1959
CEO and President, Forte Consulting, Inc. 126 Denbury Resources Inc. and Helmerich &
Payne; Formerly: B/E Aerospace; Brown
Advisory; Denbury Resources Inc.; Nalco
(and its successor Ecolab); and WP Carey
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Trustee
Other
Directorships
Held by Trustee
During Past 5 Years
Timothy M. Dunbar
Chair and Trustee since 2019
Member, Executive Committee
1957
President-Principal Global Asset Management
(“PGAM”), Principal Global Investors, LLC
(“PGI”) since 2018
Director, PGI (2018-2020)
Division President, Principal Financial Services,
Inc. (“PFSI) and Principal Life Insurance Company
(“PLIC”) (2020–2021)
Executive Vice President and Chief Investment
Officer, PFSI and PLIC (2014-2018)
Director, Post Advisory Group, LLC (“Post”) (2018-
2020)
Chair and Executive Vice President, RobustWealth,
Inc., (2018-2020)
126 None
Patrick G. Halter
Trustee since 2019
Member, Executive Committee
1959
Chair, PGI since 2018
Chief Executive Officer and President, PGI since
2018
Chief Operating Officer, PGI (2017-2018)
Senior Executive Director – Real Estate, PGI and
PFSI (2014-2016)
Director, PGI (2003-2018)
Chair, CCIP, LLC (“CCIP”) since 2017
Director, Origin Asset Management LLP (2018-
2019)
President, PGAM, PFSI, and PLIC since 2020
Director, Post since 2017
Chair, Principal Real Estate Investors, LLC
(“PREI”) since 2004
President and Chief Executive Officer, PGI, PREI
since 2018
Chief Executive Officer, PREI (2005-2018)
Chair, Spectrum Asset Management, Inc. since 2017
126 None

The following table presents officers of the Fund.
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Kamal Bhatia
President, Chief Executive Officer
Des Moines, IA 50392
1972
President-Principal Funds, PGI since 2019
Principal Executive Officer, OPC Private Capital
(2017-2019)
Senior Vice President, OppenheimerFunds (2011-
2019)
Director, Principal Financial Advisors, Inc. (“PFA”)
since 2020
Director, Principal Funds Distributor, Inc. (“PFD”)
since 2019
Senior Executive Director and Chief Operating
Officer, PFSI and PLIC since 2020
President, PFSI and PLIC (2019-2020)
Director, Post since 2020
Director, PREI since 2020
Chair and Executive Vice President, (Principal
Shareholder Services, Inc. (“PSS’) since 2019
Randy D. Bolin
Assistant Tax Counsel
1961
Vice President and Associate General Counsel, PGI
since 2016
Assistant General Counsel, PGI (2007-2016)
Vice President and Associate General Counsel, PFSI
and PLIC since 2013
Tracy W. Bollin
Chief Financial Officer
Des Moines, IA 50392
1970
Managing Director, PGI since 2016
Senior Vice President, PFD since 2015
Chief Financial Officer, PFD (2010-2016)
Chief Operating Officer and Senior Vice President,
Principal Management Corporation, now PGI
(“PMC”) (2015–2017)
Director, PMC (2014–2017)
President, PSS since 2015
Gina L. Graham
Treasurer
Des Moines, IA 50392
1965
Vice President/Treasurer, PFA since 2016
Vice President/Treasurer, PFD since 2016
Vice President/Treasurer, PGI since 2016
Vice President/Treasurer, PLIC since 2016
Vice President/Treasurer, PMC (2016-2017)
Vice President/Treasurer, PREI since 2016
Vice President/Treasurer, Principal Securities, Inc.
(“PSI”) since 2016
Vice President/Treasurer, PSS since 2016
Laura B. Latham
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Counsel, PGI since 2018
Prior thereto, Attorney in Private Practice
Diane K. Nelson
AML Officer
Des Moines, IA 50392
1965
Chief Compliance Officer/AML Officer, PSS since
2015
Sara L. Reece
Vice President and Controller
Des Moines, IA 50392
1975
Managing Director, PGI since 2021
Director - Accounting, PLIC (2015-2021)
Teri R. Root
Chief Compliance Officer
Des Moines, IA 50392
1979
Chief Compliance Officer – Funds, PGI since 2018
Interim Chief Compliance Officer (2018)
Deputy Chief Compliance Officer (2015-2018)
Deputy Chief Compliance Officer, PGI since 2017
Vice President and Chief Compliance Officer, PMC
(2015–2017)
Vice President, PSS since 2015
Britney L. Schnathorst
Assistant Counsel and Assistant
Secretary
Des Moines, IA 50392
1981
Counsel, PLIC since 2013

The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing materials.
The Audit Committee’s primary purpose is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the
Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law; 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees established by the Board. The Committee responsibilities include evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The nominating functions of the Committee include selecting and nominating all candidates who are not “interested persons” of the Fund Complex for election to the Board. Generally, the Committee requests trustee nominee suggestions from the committee members and management. In addition, the Committee will consider Trustee candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Funds, Inc. at 711 High Street, Des
Moines, IA 50392. When evaluating a person as a potential nominee to serve as an Independent Trustee, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and otherwise qualified under applicable laws and regulations to serve as a trustee; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent trustee. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Adam U. Shaikh
Assistant Counsel
Des Moines, IA 50392
1972
Assistant General Counsel, PGI since 2018
Counsel, PGI (2017-2018)
Counsel, PLIC since 2006
Counsel, PMC (2014-2017)
John L. Sullivan
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Counsel, PGI since 2019
Prior thereto, Attorney in Private Practice
Dan L. Westholm
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President/Treasurer, PGI since 2017
Assistant Vice President/Treasury, PFA since 2013
Assistant Vice President/Treasury, PFD since 2013
Assistant Vice President/Treasury, PLIC since 2014
Assistant Vice President/Treasury, PMC (2013-
2017)
Assistant Vice President/Treasury, PSI since 2013
Assistant Vice President/Treasury, PSS since 2013
Beth C. Wilson
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds, PLIC
Clint L. Woods
Counsel, Vice President, and
Assistant Secretary
Des Moines, IA 50392
1961
Of Counsel (2017-2018)
Vice President (2016-2017)
Counsel (2015-2017)
Vice President, PLIC since 2015
Associate General Counsel and Corporate Secretary,
PLIC since 2013
Jared A. Yepsen
Assistant Tax Counsel
Des Moines, IA 50392
1981
Counsel, PGI since 2017
Counsel, PLIC since 2015

the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers these factors in evaluating the composition of the Board. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.
The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Funds Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.
Additional information about the Fund is available in the Prospectus dated August 1, 2020 and as supplemented, and the Statement of
Additional Information dated August 1, 2020 and as supplemented. These documents may be obtained free of charge by writing Principal
Diversified Select Real Asset Fund, P.O. Box 219971, Kansas City, MO 64121-9971, or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalFunds.com/interval-funds.
PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the
SEC website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.
sec.gov and www.PrincipalFunds.com.

Federal Income Tax Information
Principal Diversified Select Real Asset Fund
March 31, 2021 (unaudited)

Dividends Received Deduction (“DRD”). For corporate shareholders, the Fund designates the following as a percentage of taxable ordinary income distributions (dividend income and short-term gains, if any), or up to the maximum amount allowable, as DRD eligible for the calendar year ended December 31, 2020 :
Qualified Dividend Income (“QDI”). Certain dividends paid by the Fund may be subject to a maximum tax rate of 20%. The Fund designates the following as a percentage of taxable ordinary income distributions (dividend income and short-term gains, if any), or up to the maximum amount allowable, as QDI eligible for the calendar year ended December 31, 2020 :
In early 2021, if applicable, shareholders of record received the above information on DRD and QDI for the distributions paid to them by the
Fund during the calendar year 2020 via Form 1099-DIV and corresponding year-end tax materials.
This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For tax return preparation purposes, please refer to the information supplied with the Form 1099-DIV you will receive from the Fund's transfer agent.
The latest tax reporting supplement is available on Principal's Tax Center website.
Website: https://www.principalfunds.com/individual-investor/customer-support/tax-center
Please consult your tax advisor if you have any questions.
DRD
Principal Diversified Select Real Asset Fund 34.06%
QDI
Principal Diversified Select Real Asset Fund 74.31%

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence
principalfunds.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal
Diversified Select Real Asset Fund. This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal, Principal and symbol design, and Principal Financial Group are trademarks and services marks of Principal Financial Services, Inc., a member of the Principal Financial Group company.
© 2021 Principal Financial Services, Inc. | INF100AR-01 | 03/2021 | 1571889

ITEM 2 – CODE OF ETHICS

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) Not applicable.

(c) The Registrant has not amended, as described in Item 2(c) of Form N-CSR, its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The Registrant's Code of Ethics is attached as an Exhibit hereto in response to Item 13(a)(1).

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's Board has determined that Elizabeth Nickels, a member of the Registrant's Audit Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees.
Ernst & Young is the principal accountant for the registrant. As such, Ernst & Young has audited the financial statements of the registrant and reviewed regulatory filings that include those financial statements. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional services.

March 31, 2021 - $129,100
March 31, 2020 - $100,000

(b) Audit-Related Fees.
Ernst & Young provided audit-related services to the registrant that are not included in response to item 4(a). Those services related to the review of Form N-2. During the last two fiscal years, Ernst & Young has billed the following amounts for those services.

March 31, 2021 - $0
March 31, 2020 - $29,500

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Tax Fees.
Ernst & Young prepares and reviews the federal income tax returns and federal excise tax returns of the registrant. In connection with this service, Ernst & Young prepares and reviews the calculation of the registrant’s dividend distributions that are included as deductions on the tax returns. Ernst & Young also provides services to identify passive foreign investment companies. Ernst & Young also provides services to understand and comply with tax laws in certain foreign countries and services to determine the taxability of corporate actions. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional tax services.

March 31, 2021 - $10,588
March 31, 2020 - $4,698

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) All Other Fees.
Ernst & Young has not billed the registrant for other products or services during the last two fiscal years.

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e) (1) Audit Committee Pre-Approval Policy.
  The audit committee of the registrant has adopted the following pre-approval policy:

The Principal Funds
Policy on Auditor Independence

The purpose of this policy is to ensure the independence of the Principal Funds' primary independent auditor.  This policy is established by the Audit Committee (the "Committee") of the Boards of Directors of Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. and the Boards of Trustees of Principal Exchange-Traded Funds and any registered closed‑end management investment company that is operated as an interval fund and managed by Principal Global Investors, LLC1  (the “Funds”) (the “Boards of the Funds”) effective for all engagements of the primary independent auditor.

1.         The primary independent auditor, its subsidiaries and affiliates shall not provide Prohibited Services to the Funds.  For the purposes of this policy, Prohibited Services are:

•

Services that are subject to audit procedure during a financial statement audit;
•

Services where the auditor would act on behalf of management;
•

Services where the auditor is an advocate to the client's position in an adversarial proceeding;
•

Bookkeeping or other services related to the accounting records or financial statements of the Funds, its subsidiaries and affiliates;
•

Financial information systems design and implementation;
•

Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
•

Actuarial services;
•

Internal audit functions or human resources;
•

Broker or dealer, investment advisor, or investment banking services;
•

Legal services and expert services unrelated to the audit;
•

Tax planning services related to listed, confidential and aggressive transactions;
•

Personal tax planning services to individuals in a financial reporting oversight role with regard to the Funds (other than members of the Boards of the Funds who are not also officers of the Funds), including the immediate family members of such individuals;
•

Any other service that the Public Company Accounting Oversight Board (PCAOB) determines, by regulation, is impermissible.

2.         (A) All services the primary independent auditor, its subsidiaries and affiliates provide to the Funds, and (B) Audit services, including audits of annual financial statements, audits of acquired or divested businesses or review of regulatory filings, any independent auditor provides, shall be approved by the Committee in advance in accordance with the following procedure:
Each quarter, Management will present to the Committee for pre-approval, a detailed description of each particular service, excluding tax services, for which pre-approval is sought and a range of fees for such service.  The Committee may delegate pre-approval authority to one or more of its members provided such delegated member(s) shall present a report of any services approved to the full Committee at its next regularly scheduled meeting.  The Committee Chairperson shall have pre-approval authority for changes to any range of fees applicable to services the Committee previously approved and for new services and the range of fees for such services that arise between regularly scheduled Committee meetings.

Similarly, the primary independent auditor will present to the Committee for pre-approval a written description of the nature and scope of all tax services not expressly prohibited, including the fee arrangements for such services, and the potential effects of such services on the audit firm’s independence.

In considering whether to pre-approve the primary independent auditor’s provision of non-audit services, the Committee will consider whether the services are compatible with the maintenance of such auditor's independence.  The Committee will also consider whether the primary independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality.

3.         The provisions of this policy shall apply to all audit and non-audit services provided directly to the Funds.  Additionally, the provisions of this policy shall apply to non-audit services provided to Principal Global Investors, LLC (“PGI”) or an affiliate of PGI that provides ongoing services to the Funds if the engagement relates directly to the operations and financial reporting of the Funds.

4.         Not less than annually, the primary independent auditor shall report to the Committee in writing all relationships that may reasonably be thought to bear on independence between the auditor and the Funds or persons in financial reporting oversight roles with respect to any services provided by the auditor, its subsidiaries or affiliates as of the date of the communication, pursuant to Rule 3526 of the PCAOB.  The primary independent auditor shall discuss with the Committee the potential effects of such relationships on the independence of the auditor.  In addition, the primary independent auditor shall affirm, in writing, that, as of the date of the communication, it is independent within the meaning of the federal securities laws and Rule 3520 of the PCAOB.

5.         The Committee shall ensure that the lead (or coordinating) audit partners, as well as the reviewing audit partner, of the Funds' primary independent auditor are rotated at least every five years and subject upon rotation to a five year "time out" period.  All other audit partners of the primary independent auditor, excluding partners who simply consult with others on the audit engagement regarding technical issues, shall rotate after seven years and be subject upon rotation to a two year "time out" period.

6.

Neither the Funds nor PGI may hire or promote any former partner, principal, shareholder or professional employee (Former Employee) of the primary independent auditor into a financial reporting oversight role unless the Former Employee (1) has severed his/her economic interest in the independent audit firm, and (2) was not a member of the audit engagement team for the Funds during the one year period preceding the date that the audit procedures began for the fiscal period in which the Funds or PGI proposes to hire or promote the Former Employee.  Neither the Funds nor PGI shall, without prior written consent of the primary independent auditor, hire or promote any Former Employee into a role not prohibited above if the Former Employee had provided any services to the Funds or PGI during the 12 months preceding the date of filing of the Funds' most recent annual report with the SEC.  Upon termination of the primary independent auditor, the Funds or PGI shall not, without prior written consent of the former primary independent auditor, hire or promote any Former Employee for a period of up to 12 months from termination.

7.

For persons recently promoted or hired into a financial reporting oversight role (other than members of the Boards of the Funds who are not also officers of the Funds), any personal tax planning services pursuant to an engagement that was in progress before the hiring or promotion and provided by the primary independent auditor must be completed on or before 180 days after the hiring or promotion.

8.

The phrase "financial reporting oversight role" means a role in which a person is in a position to exercise influence over the contents of the financial statements or anyone who prepares them, such as a member of the board of directors or similar management or governing body, chief executive officer, president, chief operating officer, chief financial officer, counsel, controller, chief internal auditor, or any equivalent positions.

1
The first such interval fund is the Principal Diversified Select Real Asset Fund; Management, subject to Board approval, may create others, each of which would be formed as a separate trust.

(Adopted by the Audit Committee of the Boards of the Funds on March 10, 2020).

(End of policy)

(e) (2) Pre-Approval Waivers.
There were no services provided to the registrant by Ernst & Young that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Substantially all work in connection with the audit of the registrant’s financial statements was performed by full-time employees of Ernst & Young.

(g)
The aggregate non-audit fees Ernst and Young billed to the registrant, the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant for each of registrant's last two fiscal years were as follows.

March 31, 2021 - $10,588
March 31, 2020 - $34,198

(h)
The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) Not applicable.

(b) Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Below are copies of the Registrant’s proxy voting policies and procedures, which consist of the proxy voting policies and procedures of the Registrant’s adviser, Principal Global Investors, LLC (“PGI”), and its sub-advisers.

Proxy Voting Policies and Procedures For
Principal Funds, Inc.
Principal Variable Contracts
Funds, Inc.
Principal Exchange-Traded Funds
Principal Diversified Select Real Asset Fund (and other Principal interval funds)
(each a “Fund” and together “the Funds”)

(March 9, 2015)
Revised June 11, 2019

It is each Fund's policy to delegate authority to its advisor or sub-advisor, as appropriate, to vote proxy ballots relating to the Fund's portfolio securities in accordance with the adviser's or sub-adviser's voting policies and procedures.

The adviser or sub-adviser must provide, on a quarterly basis:

1.

Written affirmation that all proxies voted during the preceding calendar quarter, other than those specifically identified by the adviser or sub-adviser, were voted in a manner consistent with the adviser's or sub-adviser's voting policies and procedures. In order to monitor the potential effect of conflicts of interest of an adviser or sub-adviser, the adviser or sub-adviser will identify any proxies the adviser or sub-adviser voted in a manner inconsistent with its policies and procedures. The adviser or sub-adviser shall list each vote, explain why the adviser or sub-adviser voted in a manner contrary to its policies and procedures, state whether the adviser or sub-adviser’s vote was consistent with the recommendation to the adviser or sub-adviser of a third-party and, if so, identify the third-party;
and

2.

Written notification of any material changes to the adviser's or sub-adviser's proxy voting policies and procedures made during the preceding calendar quarter.

The adviser or sub-adviser must provide, no later than July 31 of each year, the following information regarding each proxy vote cast during the 12-month period ended June 30 for each Fund portfolio or portion of Fund portfolio for which it serves as investment adviser, in a format acceptable to Fund management:

1.

Identification of the issuer of the
security;
2.

Exchange ticker symbol of the security;
3.

CUSIP number of the security;
4.

The date of the shareholder
meeting;
5.

A brief description of the subject of the
vote;
6.

Whether the proposal was put forward by the issuer or a
shareholder;
7.

Whether and how the vote was
cast; and
8.

Whether the vote was cast for or against management of the
issuer.

Principal Global Investors, LLC
Principal Real Estate Investors, LLC
Proxy Voting and Class Action Monitoring

Background
Rule 206(4)-6 under the Advisers Act requires every investment adviser who exercises voting authority with respect to client securities to adopt and implement written policies and procedures, reasonably designed to ensure that the adviser votes proxies in the best interest of its clients.  The procedures must address material conflicts that may arise in connection with proxy voting.  The Rule further requires the adviser to provide a concise summary of the adviser’s proxy voting process and offer to provide copies of the complete proxy voting policy and procedures to clients upon request.  Lastly, the Rule requires that the adviser disclose to clients how they may obtain information on how the adviser voted their proxies.

Policy
The Advisers believe that proxy voting and the analysis of corporate governance issues, in general, are important elements of the portfolio management services provided to advisory clients.  The Advisers’ guiding principles in performing proxy voting are to make decisions that (i) favor proposals that tend to maximize a company's shareholder value and (ii) are not influenced by conflicts of interest.  These principles reflect the Advisers’ belief that sound corporate governance creates a framework within which a company can be managed in the interests of its shareholders.
In addition, as a fiduciary, the Advisers also monitor certain Clients’ ability to participate in class action events through the regular portfolio management process.  Accordingly, the Advisers have adopted the policies and procedures set out below, which are designed to ensure that the Advisers comply with legal, fiduciary, and contractual obligations with respect to proxy voting and class actions.
Proxy Voting Procedures
The Advisers have implemented these procedures with the premise that portfolio management personnel base their determinations of whether to invest in a particular company on a variety of factors, and while corporate governance is one such factor, it may not be the primary consideration.  As such, the principles and positions reflected in the procedures are designed to guide in the voting of proxies, and not necessarily in making investment decisions.
The Investment Accounting Department has assigned a Proxy Voting Team to manage the proxy voting process.  The Investment Accounting Department has delegated the handling of class action activities to a Senior Investment Accounting Leader.
Institutional Shareholder Services
Based on the Advisers’ investment philosophy and approach to portfolio construction, and given the complexity of the issues that may be raised in connection with proxy votes, the Advisers have retained the services of Institutional Shareholder Services (“ISS”).  ISS is a leading global provider of investment decision support tools.  ISS offers proxy voting solutions to institutional clients globally. The services provided to the Advisers include in-depth research, voting recommendations, vote execution, recordkeeping, and reporting.
The Advisers have elected to follow the ISS Standard Proxy Voting Guidelines (the “Guidelines”), which embody the positions and factors that the Advisers’ Portfolio Management Teams (“PM Teams”) generally consider important in casting proxy votes.
[1]
  The Guidelines address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals.  In connection with each proxy vote, ISS prepares a written analysis and recommendation (“ISS  Recommendation”) that reflects ISS’s application of the Guidelines to the particular proxy issues. ISS Proxy Voting Guidelines Summaries are accessible to all PM Teams on the ISS system.   They are also available from the Proxy Voting Team.
Voting Against ISS Recommendations
On any particular proxy vote, Portfolio Managers may decide to diverge from the Guidelines. Where the Guidelines do not direct a particular response and instead list relevant factors, the ISS Recommendation will reflect ISS’s own evaluation of the factors.
If the Portfolio Manager’s judgment differs from that of ISS,  a written record is created reflecting the process (See Appendix titled “Report for Proxy Vote(s) Against the ISS Recommendation(s)”), including:
1.

The requesting PM Team’s reasons for the decision;
2.

The approval of the lead Portfolio Manager for the requesting PM Team;
3.

Notification to the Proxy Voting Team and other appropriate personnel (including other Advisers Portfolio Managers who may own the particular security);
4.

A determination that the decision is not influenced by any conflict of interest; and review and approval by the Compliance Department.
(In certain cases, Portfolio Managers may not be allowed to vote against ISS recommendations due to a perceived conflict of interest.  For example, Portfolio Managers will vote with ISS recommendations in circumstances where PGI is an adviser to the PGI CITs and those CITs invest in Principal mutual funds.)
Conflicts of Interest
The Advisers have implemented procedures designed to prevent conflicts of interest from influencing proxy voting decisions. These procedures include our use of the Guidelines and ISS Recommendations.  Proxy votes cast by the Advisers in accordance with the Guidelines and ISS Recommendations are generally not viewed as being the product of any conflicts of interest because the Advisers cast such votes pursuant to a pre-determined policy based upon the recommendations of an independent third party.
Our procedures also prohibit the influence of conflicts of interest where a PM Team decides to vote against an ISS Recommendation, as described above.  In exceptional circumstances, the approval process may also include consultation with the Advisers’ senior management, the Law Department, Outside Counsel, and/or the Client whose account may be affected by the conflict.  The Advisers maintain records of the resolution of any proxy voting conflict of interest.
Proxy Voting Instructions and New Accounts
Institutional Accounts
As part of the new account opening process for discretionary institutional Clients that require the Adviser to vote proxies, the Advisers’ Investment Accounting Department is responsible for sending a proxy letter to the Client’s custodian.  This letter instructs the custodian to send the Client’s proxy materials to ISS for voting.  The custodian must complete the letter and provide it to ISS, with a copy to the Advisers’ Investment Accounting Department.  This process is designed to ensure and document that the custodian is aware of its responsibility to send proxies to ISS.
The Investment Accounting Department is responsible for maintaining this proxy instruction letter in the Client’s file and for scanning it into the Advisers’ OnBase system.  These steps are part of the Advisers’ Account Opening Process.
SMA – Wrap Accounts
The Advisers’ SMA Operations Department is responsible for servicing wrap accounts, which includes providing instructions to the relevant wrap sponsor for setting up accounts with ISS.
Fixed Income and Private Investments
Voting decisions with respect to Client investments in fixed income securities and the securities of privately-held issuers will generally be made by the relevant Portfolio Managers based on their assessment of the particular transactions or other matters at issue.
Client Direction
Clients may choose to vote proxies themselves, in which case they must arrange for their custodians to send proxy materials directly to them. Clients may provide specific vote instructions for their own ballots.  Upon request, the Advisers may be able to accommodate individual Clients that have developed their own guidelines. Clients may also discuss with the Advisers the possibility of receiving individualized reports or other individualized services regarding proxy voting conducted on their behalf.  Such requests should be centralized through the Advisers’ Proxy Voting Team.
Securities Lending
At times, neither the Advisers nor ISS will be allowed to vote proxies on behalf of Clients when those Clients have adopted a securities lending program.  Typically, Clients who have adopted securities lending programs have made a general determination that the lending program provides a greater economic benefit than retaining the ability to vote proxies.  Notwithstanding this fact, in the event that a proxy voting matter has the potential to materially enhance the economic value of the Client’s position and that position is lent out, the Advisers will make reasonable efforts to inform the Client that neither the Advisers nor ISS is able to vote the proxy until the lent security is recalled.
Abstaining from Voting Certain Proxies
The Advisers shall at no time ignore or neglect their proxy voting responsibilities.  However, there may be times when refraining from voting is in the Client’s best interest, such as when the Advisers’ analysis of a particular proxy issue reveals that the cost of voting the proxy may exceed the expected benefit to the Client. Such proxies may be voted on a best-efforts basis. These issues may include, but are not limited to:
•

Restrictions for share blocking countries;
[2]
•

Casting a vote on a foreign security may require that the adviser engage a translator;
•

Restrictions on foreigners’ ability to exercise votes;
•

Requirements to vote proxies in person;
•

Requirements to provide local agents with power of attorney to facilitate the voting instructions;
•

Untimely notice of shareholder meeting;
•

Restrictions on the sale of securities for a period of time in proximity to the shareholder meeting.
Proxy Solicitation
Employees should inform the Advisers’ Proxy Voting Team of the receipt of any solicitation from any person related to Clients’ proxies.  As a matter of practice, the Advisers do not reveal or disclose to any third party how the Advisers may have voted (or intend to vote) on a particular proxy until after such proxies have been counted at a shareholder’s meeting.  However, the Proxy Voting Team may disclose that it is the Advisers’ general policy to follow the ISS Guidelines.  At no time may any Employee accept any remuneration in the solicitation of proxies.
Handling of Information Requests Regarding Proxies
Employees may be contacted by various entities that request or provide information related to particular proxy issues. Specifically, investor relations, proxy solicitation, and corporate/financial communications firms (e.g., Ipreo, DF King, Georgeson Shareholder) may contact the Advisers to ask questions regarding total holdings of a particular stock across advisory Clients, or how the Advisers intends to vote on a particular proxy.  In addition, issuers may call (or hire third parties to call) with intentions to influence the Advisers’ votes (i.e., to vote against ISS).
Employees that receive information requests related to proxy votes should forward such communications (e.g., calls, e-mails, etc.) to the Advisers’ Proxy Voting Team.  The Proxy Voting Team will take steps to verify the identity of the caller and his/her firm prior to exchanging any information.  In addition, the Proxy Voting Team may consult with the appropriate Portfolio Manager(s) and/or the CCO with respect to the type of information that can be disclosed. Certain information may have to be provided pursuant to foreign legal requirements (e.g., Section 793 of the UK Companies Act).
External Managers
Where Client assets are placed with managers outside of the Advisers, whether through separate accounts, funds-of-funds or other structures, such external managers are responsible for voting proxies in accordance with the managers’ own policies. The Advisers may, however, retain such responsibilities where deemed appropriate.
Proxy Voting Errors
In the event that any Employee becomes aware of an error related to proxy voting, he/she must promptly report that matter to the Advisers’ Proxy Voting Team.  The Proxy Voting Team will take immediate steps to determine whether the impact of the error is material and to address the matter.  The Proxy Voting Team, with the assistance of the CCO (or designee), will generally prepare a memo describing the analysis and the resolution of the matter. Supporting documentation (e.g., correspondence with ISS, Client, Portfolio Managers/ analysts, etc.) will be maintained by the Compliance Department.  Depending on the severity of the issue, the Law Department, Outside Counsel, and/or affected Clients may be contacted.  However, the Advisers may opt to refrain from notifying non-material de minimis errors to Clients.

Recordkeeping
The Advisers must maintain the documentation described in the following section for a period of not less than five (5) years, the first two (2) years at the principal place of business.  The Proxy Voting Team, in coordination with ISS, is responsible for the following procedures and for ensuring that the required documentation is retained.
Client request to review proxy votes
:
•

Any request, whether written (including e-mail) or oral, received by any Employee of the Advisers, must be promptly reported to the Proxy Voting Team.  All written requests must be retained in the Client’s permanent file.
•

The Proxy Voting Team records the identity of the Client, the date of the request, and the disposition (e.g., provided a written or oral response to Client’s request, referred to third party, not a proxy voting client, other dispositions, etc.) in a suitable place.
•

The Proxy Voting Team furnishes the information requested to the Client within a reasonable time period (generally within 10 business days).  The Advisers maintain a copy of the written record provided in response to Client’s written (including e-mail) or oral request.  A copy of the written response should be attached and maintained with the Client’s written request, if applicable and maintained in the permanent file.
•

Clients are permitted to request the proxy voting record for the 5 year period prior to their request.
Proxy statements received regarding client securities
:
•

Upon inadvertent receipt of a proxy, the Advisers forward the proxy to ISS for voting, unless the client has instructed otherwise.
Note:
The Advisers are permitted to rely on proxy statements filed on the SEC’s EDGAR system instead of keeping their own copies.
Proxy voting records
:
•

The Advisers’ proxy voting record is maintained by ISS. The Proxy Voting Team, with the assistance of the Investment Accounting and SMA Operations Departments, periodically ensures that ISS has complete, accurate, and current records of Clients who have instructed the Advisers to vote proxies on their behalf.
•

The Advisers maintain documentation to support the decision to vote against the ISS recommendation.
•

The Advisers maintain documentation or any communications received from third parties, other industry analysts, third party service providers, company’s management discussions, etc. that were material in the basis for any voting decision.
Procedures for Class Actions
In general, it is the Advisers’ policy not to file class action claims on behalf of Clients.  The Advisers specifically do not act on behalf of former Clients who may have owned the affected security but subsequently terminated their relationship with the Advisers.  The Advisers only file class actions on behalf of Clients if that responsibility is specifically stated in the advisory contract, as it is the Advisers’ general policy not to act as lead plaintiff in class actions.
The process of filing class action claims is carried out by the Investment Accounting Department.  In the event the Advisers opt out of a class action settlement, the Advisers will maintain documentation of any cost/benefit analysis to support that decision.
The Advisers are mindful that they have a duty to avoid and detect conflicts of interest that may arise in the class action claim process.  Where actual, potential or apparent conflicts are identified regarding any material matter, the Advisers manage the conflict by seeking instruction from the Law Department and/or outside counsel.
Disclosure
The Advisers ensure that Part 2A of Form ADV is updated as necessary to reflect: (i) all material changes to this policy; and (ii) regulatory requirements.
Responsibility
Various individuals and departments are responsible for carrying out the Advisers’ proxy voting and class action practices, as mentioned throughout these policies and procedures.  The Investment Accounting Department has assigned a Proxy Voting Team to manage the proxy voting process.  The Investment Accounting Department has delegated the handling of class action activities to a Senior Investment Accounting Leader.
In general, the Advisers’ CCO (or designee) oversees the decisions related to proxy voting, class actions, conflicts of interest, and applicable record keeping and disclosures.  In addition, the Compliance Department periodically reviews the voting of proxies to ensure that all such votes – particularly those diverging from the judgment of ISS – were voted in a manner consistent with the Advisers’ fiduciary duties.

Revised 9/2013  Supersedes 12/2012

Footnotes
1.

^

The Advisers have various Portfolio Manager Teams organized by asset classes and investment strategies.
2.

^

In certain markets where share blocking occurs, shares must be “frozen” for trading purposes at the custodian or sub-custodian in order to vote. During the time that shares are blocked, any pending trades will not settle. Depending on the market, this period can last from one day to three weeks. Any sales that must be executed will settle late and potentially be subject to interest charges or other punitive fees.

Proxy Voting Policy
April 2020

RARE Infrastructure Limited (RIL)
ClearBridge RARE Infrastructure International Pty Limited (CBI RIIPL)
ClearBridge RARE Infrastructure (North America) Pty Limited (CBI RINA)
(RARE entities are part of ClearBridge Investments, LLC (ClearBridge) and are referred to as “ClearBridge RARE” for the purposes of this policy)

Document Owner: Head of Legal, Risk & Compliance

This document is confidential and is only intended for the purposes of the above entities. This document may only be provided to third parties with the express prior written approval of the Head of Legal, Risk & Compliance. No recipient is authorised to pass this document or its contents on to any other person whatsoever or reproduce it by any means. All intellectual property contained in this document remains the property of the above entities and any rights in relation to this intellectual property are not intended to be diluted by the distribution of this document.

Proxy Voting Policies and Procedures

I.

Types of Accounts for Which ClearBridge RARE Votes
Proxies
II.

General
Guidelines
III.

How ClearBridge RARE
Votes
IV.

Conflicts of
Interest
A.

Procedures for Identifying Conflicts of
Interest
B.

Procedures for Assessing Materiality of Conflicts of Interest and for Addressing Material Conflicts of Interest
C.

Third Party Proxy Voting Firm – Conflicts of
Interest
V.

Voting
Policy
A.

Election
of
Directors
B.

Proxy
Contests
C.

Auditors
D.

Proxy
Contest
Defenses
E.

Tender Offer
Defenses
F.

Miscellaneous Governance
Provisions
G.

Capital
Structure
H.

Executive
and
Director
Compensation
I.

State/Country of
Incorporation
J.

Mergers
and
Corporate
Restructuring
K.

Social
and
Environmental
Issues
L.

Miscellaneous
VI.

Other
Considerations
A.

Share
Blocking
B.

Securities on
Loan
VII.

Disclosure of Proxy
Voting
VIII.

Recordkeeping and
Oversight

Proxy Voting Policies and Procedures
I.

Types
of
Accounts
for
which ClearBridge
RARE Votes
Proxies
ClearBridge RARE votes proxies for each client for which it has investment discretion unless the investment management agreement provides that the client or other authorized party (e.g., a trustee or named fiduciary of a plan) is responsible for voting proxies.
II.

General Guidelines
In voting proxies, we are guided by general fiduciary principles. Our goal is to act prudently, solely in the best interest of the beneficial owners of the accounts we manage. We attempt to provide for the consideration of all factors that could affect the value of the investment and will vote proxies in the manner that we believe will be consistent with efforts to maximize shareholder values.
III.

How ClearBridge RARE Votes
Section V of these policies and procedures sets forth certain stated positions. In the case of a proxy issue for which there is a stated position, we generally vote in accordance with the stated position. In the case of a proxy issue for which there is a list of factors set forth in Section V that we consider in voting on such issue, we consider those factors and vote on a case-by-case basis in accordance with the general principles set forth above. In the case of a proxy issue for which there is no stated position or list of factors that we consider in voting on such issue, we vote on a case-by-case basis in accordance with the general principles set forth above. We may utilize an external service provider to provide us with information and/or a recommendation with regard to proxy votes, but we are not required to follow any such recommendations.  The   use of an external service provider does not relieve us of our responsibility for the proxy vote.

For routine matters, we usually vote according to our policy or the external service provider’s recommendation, although we are not obligated to do so, and each individual portfolio management team may vote contrary to our policy or the recommendation of the external service provider. If a matter is non-routine, e.g., management’s recommendation is different than that of the external service provider and ClearBridge RARE is a significant holder or it is a significant holding for ClearBridge RARE, the issues will be highlighted to the appropriate investment teams. Different investment teams may vote differently on the same issue, depending upon their assessment of clients’ best interests.

ClearBridge RARE’s policies are reviewed annually and its proxy voting process is overseen and coordinated by the ClearBridge Proxy Committee.
IV.

Conflicts of Interest
In furtherance of ClearBridge RARE’s goal to vote proxies in the best interests of clients, ClearBridge RARE follows procedures designed to identify and address material conflicts that may arise between ClearBridge RARE’s interests and those of its clients before voting proxies on behalf of such clients.

A.

Procedures for Identifying Conflicts of
Interest

ClearBridge RARE relies on the following to seek to identify conflicts of interest with respect to proxy voting:

1.

the Firm’s  employees are periodically reminded of their obligation (i) to be aware of the potential for conflicts of interest on the part of ClearBridge RARE with respect to voting proxies on behalf of client accounts both as a result of their personal relationships or personal or business relationships relating to another Legg Mason business unit, and (ii) to bring conflicts of interest of which they become aware to the attention of ClearBridge RARE’s Global General Counsel/Chief Compliance Officer.

2.

ClearBridge RARE’s finance area maintains and provides to ClearBridge RARE Compliance and proxy voting personnel an up- to-date list of all client relationships that have historically accounted for or are projected to account for greater than 1% of ClearBridge RARE’s net revenues.

3.

As a general matter, ClearBridge RARE takes the position that relationships between a non- ClearBridge RARE Legg Mason unit and an issuer (e.g., investment management relationship between an issuer and a non- ClearBridge RARE Legg Mason affiliate) do not present a conflict of interest for ClearBridge RARE in voting proxies with respect to such issuer because ClearBridge RARE operates as an independent business unit from other Legg Mason business units and because of the existence of informational barriers between ClearBridge RARE and certain other Legg Mason business units. As noted above, ClearBridge RARE employees are under an obligation to bring such conflicts of interest, including conflicts of interest which may arise because of an attempt by another Legg Mason business unit or non- ClearBridge RARE Legg Mason officer or employee to influence proxy voting by ClearBridge RARE to the attention of ClearBridge RARE
Compliance.

4.

A list of issuers with respect to which ClearBridge RARE has a potential conflict of interest in voting proxies on behalf of client accounts will be maintained by ClearBridge RARE proxy voting personnel. ClearBridge RARE will not vote proxies relating to such issuers until it has been determined that the conflict of interest is not material or a method for resolving the conflict of interest has been agreed upon and implemented, as described in Section IV below
.

B.

Procedures for Assessing Materiality of Conflicts of Interest and for Addressing Material Conflicts of Interest

1.

ClearBridge maintains a Proxy Committee which, among other things, reviews and addresses conflicts of interest brought to its attention. The Proxy Committee is comprised of such ClearBridge personnel (and others, at ClearBridge’s request), as are designated from time to time. The current members of the Proxy Committee are set forth in the Proxy Committee’s Terms of
Reference.

2.

All conflicts of interest identified pursuant to the procedures outlined in Section IV.A. must be brought to the attention of the Proxy Committee for resolution. A proxy issue that will be voted in accordance with a stated ClearBridge RARE position on such issue or in accordance with the recommendation of an independent third party generally is not brought to the attention of the Proxy Committee for a conflict of interest review because ClearBridge RARE’s position is that any conflict of interest issues are resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party.

3.

The Proxy Committee will determine whether a conflict of interest is material. A conflict of interest will be considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, ClearBridge RARE’s decision-making in voting the proxy. All materiality determinations will be based on an assessment of the particular facts and circumstances. A written record of all materiality determinations made by the Proxy Committee will be maintained.

4.

If it is determined by the Proxy Committee that a conflict of interest is not material, ClearBridge RARE may vote proxies notwithstanding the existence of the conflict.

5.

If it is
determined
by the
Proxy Committee
that a
conflict of interest
is
material,
the
Proxy Committee will determine
an
appropriate method
to
resolve such conflict of interest before
the
proxy affected
by the
conflict of interest
is
voted. Such determination shall
be based on the
particular facts
and
circumstances, including
the
importance
of the
proxy issue,
the
nature
of
the conflict of interest, etc. Such methods
may
include:

•

disclosing the conflict to clients and obtaining their consent before voting;

•

suggesting to clients that they engage another party to vote the proxy on their behalf;

•

in the case of a conflict of interest resulting from a particular employee’s personal relationships, removing such employee from the decision-making process with respect to such proxy vote;
or

•

such other method as is deemed appropriate given the particular facts and circumstances, including the importance of the proxy issue, the nature of the conflict of interest, etc.
1

A written record of the method used to resolve a material conflict of interest shall be maintained.

C.

Third Party Proxy Voting Firm - Conflicts of Interest

With
respect
to a
third-party proxy voting
firm
described herein,
the
Proxy Committee will periodically review
and
assess such
firm’s
policies, procedures
and
practices with respect
to the
disclosure
and
handling of conflicts of interest.
V.

Voting Policy
These are
policy guidelines
that can
always
be
superseded, subject
to the duty to act
solely
in the
best interest
of the
beneficial owners
of
accounts,
by the
investment management professionals responsible
for the
account holding
the
shares being voted.
There
may
be
occasions when different investment
teams
vote differently
on the same
issue.
In addition, in the case of Taft-Hartley clients, ClearBridge RARE will comply with a client direction to vote proxies in accordance with Institutional Shareholder Services’ (ISS) PVS Proxy Voting Guidelines, which ISS represents to be fully consistent with AFL-CIO guidelines.

A.

Election of Directors

1.

V
oting
on
Director Nominees
in
Uncontested
Elections.

a)

We
withhold
our vote
from
a
director nominee
who:

•

attended less than 75 percent of the company’s board and committee meetings without a valid excuse (illness, service to the nation/local government, work on behalf of the company);
•

received
more than 50
percent withheld votes
of the
shares cast
at the
previous board election,
and the
company
has
failed
to
address
the
issue
as to
why;
•

is a
member of
the
company’s
audit committee, when excessive non-audit
fees
were paid
to the
auditor,
or there are
chronic control issues
and an
absence
of
established effective control mechanisms;
•

is a member of the company’s compensation committee if the compensation committee ignore a say on pay proposal that a majority of shareholders opposed;
•

is a member of the company’s nominating committee and there are no women on the board (or currently proposed for election to the board)

b)

We vote for all other director nominees.

2.

Chairman and CEO is the Same Person.

We vote on a case-by-case basis on shareholder proposals that would require the positions of the Chairman and CEO to be held by different persons. We would generally vote FOR such a proposal unless there are compelling reasons to vote against the proposal, including:

•

Designation of a lead director
•

Majority of independent directors (supermajority)
•

All independent key committees
•

Size of the company (based on market capitalization)
•

Established governance guidelines
•

Company performance

3.

Majority of Independent Directors

a)

We vote for shareholder proposals that request that the board be comprised of a majority of independent directors. Generally, that would require that the director have no connection to the company other than the board seat. In determining whether an independent director is truly independent (e.g. when voting on a slate of director candidates), we consider certain factors including, but not necessarily limited to, the following: whether the director or his/her company provided professional services to the company or its affiliates either currently or in the past year; whether the director has any transactional relationship with the company; whether the director is a significant customer or supplier of the company; whether the director is employed by a foundation or university that received significant grants or endowments from the company or its affiliates; and whether there are interlocking directorships.

b)

We vote for shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.

4.

Stock Ownership Requirements

We vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

5.

Term of Office

We vote against shareholder proposals to limit the tenure of independent directors.

6.

Director and Officer Indemnification and Liability Protection

a)

Subject to subparagraphs 2, 3, and 4 below, we vote for proposals concerning director and officer indemnification and liability protection.

b)

We vote for proposals to limit and against proposals to eliminate entirely director and officer liability for monetary damages for violating the duty of care.

c)

We vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

d)

We vote for only those proposals that provide such expanded coverage noted in subparagraph 3 above in cases when a director's or officer's legal defense was unsuccessful
if: (1)
the director was
found to
have acted
in good faith and in a
manner
that he
reasonably believed was
in the
best interests of
the
company,
and (2) if
only
the
director's legal expenses would
be
covered.

7.

Director Qualifications

a)

We vote case-by-case on proposals that establish or amend director qualifications. Considerations include how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

b)

We vote against shareholder proposals requiring two candidates per board seat.

B.

Proxy Contests

1.

Voting for Director Nominees in Contested Elections

We
vote
on a
case-by-case basis
in
contested elections
of
directors.
Considerations
include: chronology
of
events leading
up to the
proxy contest; qualifications
of
director nominees (incumbents
and
dissidents);
for
incumbents, whether
the
board
is
comprised
of a
majority
of
outside directors; whether
key
committees
(i.e.:
nominating, audit, compensation) comprise solely
of
independent outsiders; discussion with
the
respective portfolio
manager(s).

2.

Reimburse Proxy Solicitation Expenses

We
vote
on a
case-by-case basis
on
proposals
to
provide
full
reimbursement
for
dissidents waging
a
proxy contest. Considerations include identity
of
persons who will
pay
solicitation expenses; cost of solicitation;
percentage that
will
be paid to
proxy solicitation
firms.

C.

Auditors

1.

Ratifying Auditors

We vote for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position or there is reason to believe the independent auditor has not followed the highest level of ethical conduct. Specifically, we will vote to ratify auditors if the auditors only provide the company audit services and such other audit-related and non-audit services the provision of which will not cause such auditors to lose their independence under applicable laws, rules and regulations.

2.

Financial Statements and Director and Auditor Reports

We generally vote for management proposals seeking approval of financial accounts and reports and the discharge of management and supervisory board members, unless there is concern about the past actions of the company’s auditors or directors.

3.

Remuneration of Auditors

We vote for proposals to authorize the board or an audit committee of the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

4.

Indemnification of Auditors

We vote against proposals to indemnify auditors.

D.

Proxy Contest Defenses

1.

Board Structure: Staggered vs. Annual Elections

a)

We vote against proposals to classify the board.

b)

We vote for proposals to repeal classified boards and to elect all directors annually.

2.

Shareholder Ability to Remove Directors

a)

We vote against proposals that provide that directors may be removed only for cause.

b)

We vote for proposals to restore shareholder ability to remove directors with or without cause.

c)

We vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

d)

We vote for proposals that permit shareholders to elect directors to fill board vacancies.

3.

Cumulative Voting

a)

If plurality voting is in place for uncontested director elections, we vote for proposals to permit or restore cumulative voting.

b)

If majority voting is in place for uncontested director elections, we vote against cumulative voting.

c)

If plurality voting is in place for uncontested director elections, and proposals to adopt both cumulative voting and majority voting are on the same slate, we vote for majority voting and against cumulative voting.

4.

Majority Voting

We vote for non-binding and/or binding resolutions requesting that the board amend a company’s by-laws to stipulate that directors need to be elected with an affirmative majority of the votes cast, provided that it does not conflict with the state law where the company is incorporated. In addition, all resolutions need to provide for a carve-out for a plurality vote standard when there are more nominees than board seats (i.e. contested election). In addition, ClearBridge RARE strongly encourages companies to adopt a post-election director resignation policy setting guidelines for the company to follow to promptly address situations involving holdover directors.

5.

Shareholder Ability to Call Special Meetings

a)

We vote against proposals to restrict or prohibit shareholder ability to call special meetings.

b)

We vote for proposals that provide shareholders with the ability to call special meetings, taking into account a minimum ownership threshold of 10 percent (and investor ownership structure, depending on bylaws).

6.

Shareholder Ability to Act by Written Consent

a)

We vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

b)

We vote for proposals to allow or make easier shareholder action by written consent.

7.

 Shareholder Ability to Alter the Size of the Board

a)

We vote for proposals that seek to fix the size of the board.

b)

We vote against proposals that give management the ability to alter the size of the board without shareholder approval.

8.

Advance Notice Proposals

We vote on advance notice proposals on a case-by-case basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

9.

Amendment of By-Laws

a)

We vote against proposals giving the board exclusive authority to amend the by-laws.

b)

We vote for proposals giving the board the ability to amend the by-laws in addition to shareholders.

10.

Article Amendments (not otherwise covered by ClearBridge RARE Proxy Voting Policies and Procedures).

We
review
on a
case-by-case basis all proposals seeking amendments
to
the articles
of
association.

We vote for article amendments if:

•

shareholder rights are protected;
•

there is negligible or positive impact on shareholder value;
•

management provides adequate reasons for the amendments; and
•

the company is required to do so by law (if applicable).

E.

Tender Offer Defenses

1.

Poison Pills

a)

We vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

b)

We vote on a case-by-case basis on shareholder proposals to redeem a company's poison pill. Considerations include when the plan was originally adopted; financial condition of the company; terms of the poison pill.

c)

We vote on a case-by-case basis on management proposals to ratify a poison pill. Considerations include sunset provision - poison pill is submitted to shareholders for ratification or rejection every 2 to 3 years; shareholder redemption feature -10% of the shares may call a special meeting or seek a written consent to vote on rescinding the rights plan.

2.

Fair Price Provisions

a)

We vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

b)

We vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

3.

Greenmail

a)

We vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

b)

We vote on a case-by-case basis on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

4.

Unequal Voting Rights

a)

We vote against dual class exchange offers.

b)

We vote against dual class re-capitalization.

5.

Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

a)

We vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

b)

We vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

6.

Supermajority Shareholder Vote Requirement to Approve Mergers

a)

We vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

b)

We vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

7.

White Knight/Squire Placements

We vote for shareholder proposals to require approval of blank check preferred stock issues.

F.

Miscellaneous Governance Provisions

1.

Confidential Voting

a)

We vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:  in the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

b)

We vote for management proposals to adopt confidential voting subject to the proviso for contested elections set forth in sub-paragraph A.1 above.

2.

 Equal Access

We vote for shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

3.

Bundled Proposals

We vote on a case-by-case basis on bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests and therefore not in the best interests of the beneficial owners of accounts, we vote against the proposals. If the combined effect is positive, we support such proposals.

4.

Shareholder Advisory Committees

We vote on a case-by-case basis on proposals to establish a shareholder advisory committee. Considerations include rationale and cost to the firm to form such a committee. We generally vote against such proposals if the board and key nominating committees are comprised solely of independent/outside directors.

5.

Other Business

We vote for proposals that seek to bring forth other business matters.

6.

Adjourn Meeting

We vote on a case-by-case basis on proposals that seek to adjourn a shareholder meeting in order to solicit additional votes.

7.

Lack of Information

We vote against proposals if a company fails to provide shareholders with adequate information upon which to base their voting decision.

G.

Capital Structure

1.

Common Stock Authorization

a)

We vote on a case-by-case basis on proposals to increase the number of shares of common stock authorized for issue, except as described in paragraph 2 below.

b)

Subject to paragraph 3, below we vote for the approval requesting increases in authorized shares if the company meets certain criteria:

•

Company has already issued a certain percentage (i.e. greater than 50%) of the company's allotment.
•

The proposed increase is reasonable (i.e. less than 150% of current inventory) based on an analysis of the company's historical stock management or future growth outlook of the company.
c)

We vote on a case-by-case basis, based on the input of affected portfolio managers, if holding is greater than 1% of an account.

2.

Stock Distributions: Splits and Dividends

We vote on a case-by-case basis on management proposals to increase common share authorization for a stock split, provided that the split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the split.

3.

Reverse Stock Splits

We vote for management proposals to implement a reverse stock split, provided that the reverse split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the reverse split.

4.

Blank Check Preferred Stock

a)

We vote against proposals to create, authorize or increase the number of shares with regard to blank check preferred stock with unspecified voting, conversion, dividend distribution and other rights.

b)

We vote for proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).

c)

We vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

d)

We vote for proposals requiring a shareholder vote for blank check preferred stock issues.

5.

Adjust Par Value of Common Stock

We vote for management proposals to reduce the par value of common stock.

6.

Preemptive Rights

a)

We vote on a case-by-case basis for shareholder proposals seeking to establish them and consider the following factors:

•

Size of the Company.
•

Characteristics of the size of the holding (holder owning more than 1% of the outstanding shares).
•

Percentage of the rights offering (rule of thumb less than 5%).

b)

We vote on a case-by-case basis for shareholder proposals seeking the elimination of pre-emptive rights.

7.

Debt Restructuring

We vote on a case-by-case basis for proposals to increase common and/or preferred shares and to issue shares as part of a debt-restructuring plan. Generally, we approve proposals that facilitate debt restructuring.

8.

Share Repurchase Programs

We vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

9.

Dual-Class Stock

We vote for proposals to create a new class of nonvoting or sub voting common stock if:

•

It is intended for financing purposes with minimal or no dilution to current shareholders
•

It is not designed to preserve the voting power of an insider or significant shareholder

10.

Issue Stock for Use with Rights Plan

We vote against proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

11.

Debt Issuance Requests

When evaluating a debt issuance request, the issuing company’s present financial situation is examined. The main factor for analysis is the company’s current debt-to-equity ratio or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company’s bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.

We vote for debt issuances for companies when the gearing level is between zero and 100 percent.

We view on a case-by-case basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent. Any proposed debt issuance is compared to industry and market standards.

12.

Financing Plans

We generally vote for the adopting of financing plans if we believe they are in the best economic interests of shareholders.

H.

Executive and Director Compensation

In general, we vote for executive and director compensation plans, with the view that viable compensation programs reward the creation of stockholder wealth by having high payout sensitivity to increases in shareholder value. Certain factors, however, such as repricing underwater stock options without shareholder approval, would cause us to vote against a plan. Additionally, in some cases we would vote against a plan deemed unnecessary.

1.

OBRA-Related Compensation Proposals

a)

Amendments that Place a Cap on Annual Grant or Amend Administrative Features

We vote for plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of the Internal Revenue Code.

b)

Amendments to Added Performance-Based Goals

We vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of the Internal Revenue Code.

c)

Amendments to Increase Shares and Retain Tax Deductions Under OBRA

We vote for amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) the Internal Revenue Code.

d)

Approval of Cash or Cash-and-Stock Bonus Plans

We vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of the Internal Revenue Code.

2.

Expensing of Options

We vote for proposals to expense stock options on financial statements.

3.

Shareholder Proposals to Limit Executive and Director Pay

a)

We vote on a case-by-case basis on all shareholder proposals that seek additional disclosure of executive and director pay information. Considerations include cost and form of disclosure. We vote for such proposals if additional disclosure is relevant to shareholder’s needs and would not put the company at a competitive disadvantage relative to its industry.

b)

We vote on a case-by-case basis on all other shareholder proposals that seek to limit executive and director pay.

4.

Reports to Assess the Feasibility of Including Sustainability as a Performance Metric

We vote in favor of non-binding proposals for reports on the feasibility of including sustainability as a performance metric for senior executive compensation.

We have a policy of voting to reasonably limit the level of options and other equity- based compensation arrangements available to management to reasonably limit shareholder dilution and management compensation. For options and equity-based compensation arrangements, we vote FOR proposals or amendments that would result in the available awards being less than 10% of fully diluted outstanding shares (i.e. if the combined total of shares, common share equivalents and options available to be awarded under all current and proposed compensation plans is less than 10% of fully diluted shares). In the event the available awards exceed the 10% threshold, we would also consider the % relative to the common practice of its specific industry (e.g. technology firms). Other considerations would include, without limitation, the following:

•

Compensation committee comprised of independent outside directors
•

Maximum award limits
•

Repricing without shareholder approval prohibited
•

3-year average burn rate for company
•

Plan administrator has authority to accelerate the vesting of awards
•

Shares under the plan subject to performance criteria

5.

Golden Parachutes

a)

We vote for shareholder proposals to have golden parachutes submitted for shareholder ratification.

b)

We vote on a case-by-case basis on all proposals to ratify or cancel golden parachutes. Considerations include: the amount should not exceed 3 times average base salary plus guaranteed benefits; golden parachute should be less attractive than an ongoing employment opportunity with the firm.

6.

Golden Coffins

a)

We vote for shareholder proposals that request a company not to make any death benefit payments to senior executives’ estates or beneficiaries or pay premiums in respect to any life insurance policy covering a senior executive’s life (“golden coffin”). We carve out benefits provided under a plan, policy or arrangement applicable to a broader group of employees, such as offering group universal life insurance.

b)

We vote for shareholder proposals that request shareholder approval of survivor benefits for future agreements that, following the death of a senior executive, would obligate the company to make payments or awards not earned.

7.

Anti-Tax Gross-up Policy

a)

We vote for proposals that ask a company to adopt a policy whereby it will not make, or promise to make, any tax gross-up payment to its senior executives, except for tax gross-ups provided pursuant to a plan, policy, or arrangement applicable to management employees of the company generally, such as relocation or expatriate tax equalization policy; we also vote for proposals that ask management to put gross-up payments to a shareholder vote.

b)

We vote against proposals where a company will make, or promise  to make, any  tax gross-up payment to its senior executives without a shareholder vote, except for tax gross-ups provided pursuant to a plan, policy, or arrangement applicable to management employees of the company generally, such as relocation or expatriate tax equalization policy.

8.

Employee Stock Ownership Plans (ESOPs)
We vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).

9.

Employee Stock Purchase Plans

a)

We vote for qualified plans where all of the following apply:

•

The purchase price is at least 85 percent of fair market value
•

The offering period is 27 months or less
•

The number of shares allocated to the plan is five percent or less of outstanding shares

If the above do not apply, we vote on a case-by-case basis.

b)

We vote for non-qualified plans where all of the following apply:

•

All employees of the company are eligible to participate (excluding 5 percent or more beneficial owners)
•

There are limits on employee contribution (ex: fixed dollar amount)
•

There is a company matching contribution with a maximum of 25 percent of an employee’s contribution
•

There is no discount on the stock price on purchase date (since there is a company match)

If the above do not apply, we vote against the non-qualified employee stock purchase plan.

10.

401(k) Employee Benefit Plans

We vote for proposals to implement a 401(k) savings plan for employees.

11.

Stock Compensation Plans

a)

We vote for stock compensation plans which provide a dollar-for-dollar cash for stock exchange.

b)

We vote on a case-by-case basis for stock compensation plans which do not provide a dollar-for-dollar cash for stock exchange using a quantitative model.

12.

Directors Retirement Plans

a)

We vote against retirement plans for non-employee directors.

b)

We vote for shareholder proposals to eliminate retirement plans for non-employee directors.

13.

Management Proposals to Reprice Options

We vote against management proposals seeking approval to reprice options.

14.

Shareholder Proposals Regarding Executive and Director Pay

a)

We vote against shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

b)

We vote against shareholder proposals requiring director fees be paid in stock only.

c)

We vote against shareholder proposals to eliminate vesting of options and restricted stock on change of control.

d)

We vote for shareholder proposals to put option repricing to a shareholder vote.

e)

We vote for shareholder proposals that call for a non-binding advisory vote on executive pay (“say-on-pay”). Company boards would adopt a policy giving shareholders the opportunity at each annual meeting to vote on an advisory resolution to ratify the compensation of the named executive officers set forth in the proxy statement’s summary compensation table.

f)

We vote “annual” for the frequency of say-on-pay proposals rather than once every two or three years.

g)

We vote on a case-by-case basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.

15.

Management Proposals on Executive Compensation

a)

For non-binding advisory votes on executive officer compensation, when management and the external service provider agree, we vote for the proposal. When management and the external service provider disagree, the proposal becomes a refer item. In the case of a Refer item, the factors under consideration will include the following:

•

Company performance over the last 1-, 3- and 5-year periods on a total shareholder return basis
•

Performance metrics for short- and long-term incentive programs
•

CEO pay relative to company performance (is there a misalignment)
•

Tax gross ups to senior executives
•

Change-in-control arrangements
•

Presence of a clawback provision, ownership guidelines, or stock holding requirements for senior executives

16.

Stock Retention / Holding Period of Equity Awards

We vote on a case-by-case basis on shareholder proposals asking companies to adopt policies requiring senior executives to retain all or a significant (>50 percent) portion of their shares acquired through equity compensation plans, either:

•

While employed and/or for one to two years following the termination of their employment; or
•

For a substantial period following the lapse of all other vesting requirements for the award, with ratable release of a portion of the shares annually during the lock-up period
The following factors will be taken into consideration:

•

Whether the company has any holding period, retention ratio, or named executive officer ownership requirements currently in place
•

Actual stock ownership of the company’s named executive officers
•

Policies aimed at mitigating risk taking by senior executives
•

Pay practices at the company that we deem problematic

I.

State/Country of Incorporation

1.

Voting on State Takeover Statutes

a)

We vote for proposals to opt out of state freeze-out provisions.

b)

We vote for proposals to opt out of state disgorgement provisions.

2.

Voting on Re-incorporation Proposals

We vote on a case-by-case basis on proposals to change a company's state or country of incorporation. Considerations include reasons for re-incorporation (i.e. financial, restructuring, etc.); advantages/benefits for change (i.e. lower taxes); compare the differences in state/country laws governing the corporation.

3.

Control Share Acquisition Provisions

a)

We vote against proposals to amend the charter to include control share acquisition provisions.

b)

We vote for proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

c)

We vote for proposals to restore voting rights to the control shares.

d)

We vote for proposals to opt out of control share cashout statutes.

J.

Mergers and Corporate Restructuring

1.

Mergers and Acquisitions

We vote on a case-by-case basis on mergers and acquisitions. Considerations include benefits/advantages of the combined companies (i.e. economies of scale, operating synergies, increase in market power/share, etc.); offer price (premium or discount); change in the capital structure; impact on shareholder rights.

2.

Corporate Restructuring

We vote on a case-by-case basis on corporate restructuring proposals involving minority squeeze outs and leveraged buyouts. Considerations include offer price, other alternatives/offers considered and review of fairness opinions.

3.

Spin-offs

We vote on a case-by-case basis on spin-offs. Considerations include the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

4.

Asset Sales

We vote on a case-by-case basis on asset sales. Considerations include the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

5.

Liquidations

We vote on a case-by-case basis on liquidations after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

6.

Appraisal Rights

We vote for proposals to restore, or provide shareholders with, rights of appraisal.

7.

Changing Corporate Name

We vote for proposals to change the “corporate name”, unless the proposed name change bears a negative connotation.

8.

Conversion of Securities

We vote on a case-by-case basis on proposals regarding conversion of securities. Considerations include the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

9.

Stakeholder Provisions

We vote against proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

K.

Social and Environmental Issues

When considering environmental and social (E&S) proposals, we have an obligation to vote proxies in the best interest of our clients, considering both shareholder value as well as societal impact.

1.

Sustainability Reporting

a)

We vote for proposals seeking greater disclosure on the company’s environmental, social & governance policies and practices;

b)

We vote for proposals that would require companies whose annual revenues are at least $5 billion to prepare a sustainability report.  All others will be decided on a case-by-case basis.

2.

Diversity & Equality

a)

We vote for proposals supporting nomination of most qualified candidates, inclusive of a diverse pool of women and people of color, to the Board of Directors and senior management levels;

b)

We vote for proposals requesting comprehensive disclosure on board diversity if the frequency is no more than once a year;

c)

We vote for proposals requesting comprehensive disclosure on employee diversity if the frequency is no more than once a year;

d)

We vote for proposals requesting comprehensive reports on gender pay disparity if the frequency is no more than once a year;

e)

We vote for proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity.

3.

As a firm, we strongly support E&S proposals.  However, due to significantly divergent approaches and a lack of consistency in wording for many of these proposals, we will vote a case by case basis for the following types of proposals:

a)

Climate proposals seeking more disclosure on financial, physical or regulatory risks related to climate change and/or how the company measures and manages such risks;

b)

Climate proposals requesting a report/disclosure of goals on GHG emissions from company operations and/or products;

c)

Climate proposals seeking company disclosure on GHG reduction targets and/or goals;

d)

Animal
welfare policies;

e)

Human rights and company policies;

f)

Operations in high-risk or sensitive areas;

g)

Product integrity and marketing.

L.

Miscellaneous

1.

Charitable Contributions

We vote against proposals to eliminate, direct or otherwise restrict charitable contributions.

2.

Political Contributions

We will vote in favor of non-binding proposals for reports on corporate lobbying and political contributions if the frequency is no more than annual.

In general, we vote on a case-by-case basis on other shareholder proposals pertaining to political contributions. In determining our vote on political contribution proposals, we consider, among other things, the following:

•

Does the company have a political contributions policy publicly available
•

How extensive is the disclosure on these documents
•

What oversight mechanisms the company has in place for approving/reviewing political contributions and expenditures
•

Does the company provide information on its trade association expenditures
•

Total amount of political expenditure by the company in recent history

3.

Operational Items

a)

We vote against proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

b)

We vote against proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

c)

We vote for by-law or charter changes that are of a housekeeping nature (updates or corrections).

d)

We vote for management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.

e)

We vote against shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

f)

We vote against proposals to approve other business when it appears as voting item.

4.

Routine Agenda Items

In some markets, shareholders are routinely asked to approve:

•

the opening of the shareholder meeting
•

that the meeting has been convened under local regulatory requirements
•

the presence of a quorum
•

the agenda for the shareholder meeting
•

the election of the chair of the meeting
•

regulatory filings
•

the allowance of questions
•

the publication of minutes
•

the closing of the shareholder meeting

We generally vote for these and similar routine management proposals.

5.

Allocation of Income and Dividends

We generally vote for management proposals concerning allocation of income and the distribution of dividends, unless the amount of the distribution is consistently and unusually small or large.

6.

Stock (Scrip) Dividend Alternatives

a)

We vote for most stock (scrip) dividend proposals.

b)

We vote against proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

ClearBridge RARE has determined that registered investment companies, particularly closed end investment companies, raise special policy issues making specific voting guidelines frequently inapplicable. To the extent that ClearBridge RARE has proxy voting authority with respect to shares of registered investment companies, ClearBridge RARE shall vote such shares in the best interest of client accounts and subject to the general fiduciary principles set forth herein without regard to the specific voting guidelines set forth in Section V. A. through L.

The voting policy guidelines set forth herein will be reviewed annually and may be changed by ClearBridge RARE in its sole discretion.
VI.

Other Considerations

In certain situations, ClearBridge RARE may determine not to vote proxies on behalf of a client because ClearBridge RARE believes that the expected benefit to the client of voting shares is outweighed by countervailing considerations. Examples of situations in which ClearBridge RARE may determine not to vote proxies on behalf of a client include:

A.

Share Blocking

Proxy voting in certain countries requires “share blocking.” This means that shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting (e.g. one week) with a designated depositary. During the blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares have been returned to client accounts by the designated depositary. In deciding whether to vote shares subject to share blocking, ClearBridge RARE will consider and weigh, based on the particular facts and circumstances, the expected benefit to clients of voting in relation to the detriment to clients of not being able to sell such shares during the applicable period.

B.

Securities on Loan

Certain clients of ClearBridge RARE, such as an institutional client or a mutual fund for which ClearBridge RARE acts as a sub-adviser, may engage in securities lending with respect to the securities in their accounts. ClearBridge RARE typically does not direct or oversee such securities lending activities. To the extent feasible and practical under the circumstances, ClearBridge RARE will request that the client recall shares that are on loan so that such shares can be voted if ClearBridge RARE believes that the expected benefit to the client of voting such shares outweighs the detriment to the client of recalling such shares (e.g., foregone income). The ability to timely recall shares for proxy voting purposes typically is not entirely within the control of ClearBridge RARE and requires the cooperation of the client and its other service providers. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates and administrative considerations.
VII.

Disclosure of Proxy Voting
ClearBridge RARE employees may not disclose to others outside of ClearBridge RARE (including employees of other Legg Mason business units) how ClearBridge RARE intends to vote a proxy absent prior approval from ClearBridge RARE’s Global General Counsel/Chief Compliance Officer, except that a ClearBridge RARE investment professional may disclose to a third party (other than an employee of another Legg Mason business unit) how s/he intends to vote without obtaining prior approval from ClearBridge RARE’s Global General Counsel/Chief Compliance Officer if (1) the disclosure is intended  to facilitate a discussion of publicly available information by ClearBridge RARE personnel with a representative of a company whose securities are the subject of the proxy, (2) the company’s market capitalization exceeds $1 billion and (3) ClearBridge RARE has voting power with respect to less than 5% of the outstanding common stock of the company.

If a ClearBridge RARE employee receives a request to disclose ClearBridge RARE’s proxy voting intentions to, or is otherwise contacted by, another person outside of ClearBridge RARE (including an employee of another Legg Mason business unit) in connection with an upcoming proxy voting matter, he/she should immediately notify ClearBridge RARE’s Head of Legal, Risk & Compliance.

If a portfolio manager wants to take a public stance with regards to a proxy, s/he must consult with ClearBridge RARE’s Legal, Risk & Compliance before making or issuing a public statement.
VIII.

Recordkeeping and Oversight
ClearBridge RARE shall maintain the following records relating to proxy voting:

•

a copy of these policies and procedures;
•

a copy of each proxy form (as voted);
•

a copy of each proxy solicitation (including proxy statements) and related materials regarding each vote;
•

documentation relating to the identification and resolution of conflicts of interest;
•

any documents created by ClearBridge RARE that were material to a proxy voting decision or that memorialized the basis for that decision; and
•

a copy of each written client request for information on how ClearBridge RARE voted proxies on behalf of the client, and a copy of any written response by ClearBridge RARE to any (written or oral) client request for information on how ClearBridge RARE voted proxies on behalf of the requesting client.
Such records shall be maintained and preserved in an easily accessible place for a period of not less than six years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the ClearBridge RARE adviser.

To the extent that ClearBridge RARE is authorized to vote proxies for a United States Registered Investment Company, ClearBridge RARE shall maintain such records as are necessary to allow such fund to comply with its recordkeeping, reporting and disclosure obligations under applicable laws, rules and regulations.

In lieu of keeping copies of proxy statements, ClearBridge RARE may rely on proxy statements filed on the EDGAR system as well as on third party records of proxy statements and votes cast if the third party provides an undertaking to provide the documents promptly upon request.

[1]
Especially in the case of an apparent, as opposed to actual, conflict of interest, the Proxy Committee may resolve such conflict of interest by satisfying itself that
ClearBridge RARE’s proposed vote on a proxy issue is in the best interest of client accounts and is not being influenced by the conflict of interest.

DD J
Capital Management, LLC
P
roxy Voting
P
olicies and
P
rocedures
Updated March 13, 2012
I.

Overview

In accordance with the fiduciary duties owed to our clients and Rule 206(4)-6 promulgated by the Securities and Exchange Commission (the "SEC") under the Investment Advisers Act of 1940 (the "Advisers Act"), DDJ Capital Management, LLC ("DDI"), a registered investment adviser, has adopted and implemented these Proxy Voting Policies and Procedures (the "Policies") that we believe are reasonably designed to ensure that proxies are voted in the best interests of our clients. Because our authority to vote proxies on behalf of our clients is established by our advisory contracts with such clients, the Policies have been tailored to reflect these specific contractual obligations.1 The Policies also reflect the long-standing fiduciary standards and responsibilities for ERISA accounts set out in Department of Labor Bulletin 94-2, 29 C.F.R. 2509.94-2 (July 29, 1994).
II.

Statement of Proxy Voting Policy

It is the policy of DDJ to vote all proxies in the best interests and for the benefit of its clients. We believe that this means voting in accordance with our judgment as to what voting decision is most likely to maximize total return to the client as an investor in the company whose securities are being voted, including, where applicable, returns to the client on positions held in non-voting securities of that issuer or securities of other issuers that may be materially affected by the outcome of the vote.

DDJ primarily manages investments in high-yield and distressed debt, rather than equity, securities. As a result, DDJ does not receive proxies in connection with most of our clients' investment positions. However, certain of our client accounts do hold equity securities. Many of the proxies received by DDJ with respect to securities held in client accounts relate to special situations, such as the restructuring of an issuer that is emerging or recently emerged from bankruptcy, that is in financial distress or that has significant debt obligations but improving fundamentals. DDJ believes that it is not appropriate, in most cases, to vote proxies with respect to the securities of such issuers in accordance with fixed, pre-determined guidelines. Accordingly, DDJ generally reviews and makes a voting decision on each matter presented in such proxy on an individual, case-by-case basis. DDJ generally gives similar, case-by-case treatment to proxies with respect to securities of other issuers, with the exception of routine matters noted below. Normally, voting decisions are made by the portfolio manager or research analyst responsible at the time of the vote for monitoring the corporate events of the particular

1
Certain clients may withhold proxy voting authority from DDJ. In such instances, DDJ will not vote any proxies received with respect to the underlying client account, though DDJ may provide consultation to such client in advance of any applicable voting deadline.
issuer of the securities to be voted. DDJ believes such individualized consideration of proxy voting decisions best serves our clients' interests. For certain more routine matters that are commonly presenting to shareholders for vote and that do not involve issuers in special situations or other circumstances requiring individual analysis, DDJ has established general voting guidelines that are set forth in Section
VJJ
of these Policies. However, with respect to any particular proxy, DDJ is not obligated to follow these general voting guidelines.

In certain circumstances, DDJ may elect to not vote proxies with respect to securities held in client accounts, including, but not limited to, situations where (a) the securities are no longer held in a client's account; (b) the proxy or related materials are not received in sufficient time to allow DDJ to analyze the material or cast an informed vote by the voting deadline; or (c) DDJ concludes that the costs of voting a proxy outweigh any potential benefits to its clients.

III.    Proxy Voting Procedures

DDJ has designated an internal proxy administrator (the "Administrator"). The Administrator is responsible for coordinating the review and voting of client proxies. With respect to pending proxy matters, the Administrator reviews on a regular basis the information provided to us electronically by the custodians for our clients (generally, in whose name (or nominee name) the security has been registered).2 Upon concluding that a proxy has been distributed to shareholders by an issuer in which a client has a long position, the Administrator monitors incoming regular mail for paper copies of such proxies. The Administrator follows up directly with the custodian, issuer and/or Automatic Data Processing, Inc. ("ADP") in the event that the issuer (or other shareholder service) has not timely delivered such paper proxy to DDJ.

Following receipt of a proxy, the Administrator reviews the proxy and the matters to be voted therein. The Administrator also cross-checks the shareholdings information contained in the proxy with the applicable client holdings report to confirm that the ownership information on file with ADP, the custodian and/or the issuer matches our internal records; to the extent that it does not, the Administrator will attempt to reconcile the discrepancy directly with the applicable custodian. Furthermore, any material conflicts of interest identified by the Administrator are resolved as described in Section IV below. The Administrator then distributes the proxy to the applicable portfolio manager or research analyst so that s/he can review the proxy in accordance with the procedures outlined in Section II above.
If
the portfolio manager or research analyst is aware of any matter that may constitute a material conflict of interest, s/he will contact the Administrator such that the conflict may be addressed in accordance with the procedures described in Section IV below. Otherwise, the portfolio manager or research analyst will return the completed proxy to the Administrator. The Administrator then provides the Chief Compliance Officer (or a designee) with a copy of the completed proxy for review. If the Chief Compliance Officer is aware of any material conflict of interest, s/he will contact the Administrator such that the conflict may be addressed in accordance with the procedures described in Section IV below. Otherwise, the Administrator votes the proxy in accordance with the instructions provided by the portfolio manager or research analyst typically either

2
DDJ may also review ProxyEdge, an electronic proxy notification and voting service to which DDJ subscribes, for information regarding proxy voting.

electronically (typically via
www.proxyvote.com
) or via paper ballot, as applicable.3 After the Administrator has voted the proxy, the Administrator keeps a copy of the proxy, together with a completed internal checklist of proxy procedures maintained by DDJ (the form of which is attached hereto as Exhibit A), for record keeping purposes.

In the event that the Administrator is out of the office, the DDJ Head Trader assumes responsibility for the timely internal distribution and voting of proxies.

IV.    Conflicts of Interest

From time to time, DDJ (and/or its affiliates) may have a material conflict of interest with respect to a matter to be voted. For example, it is possible that DDJ (or one of its affiliates) may have a very significant business relationship with either the company whose stock is being voted, the person soliciting the proxy or a third party that has a material interest in the outcome of the proxy vote. If the Administrator identifies or is notified of a potential material conflict of interest, the Administrator will convene a meeting of DDJ's internal proxy committee, which has been created to address situations when such conflicts arise. The internal proxy committee, which consists of one or more members of the DDJ legal department and such other DDJ personnel as may be designated to serve on the committee from time to time, will then meet to determine whether voting on such proxy matter presents a material conflict of interest. In the event that the internal committee concludes that there is a material conflict of interest, DDJ generally will request a waiver of the conflict or voting instructions from the client, a representative of the client or an appropriate independent third party. Specifically:
•

for investment fund clients of DDJ that have established an independent board of advisors, DDJ will disclose the conflict to such board of advisers of the applicable investment fund, and either vote the proxy as instructed by the applicable board or obtain a waiver for DDJ to vote the proxy;
•

for investment fund clients of DDJ that have not established a board of advisors, DDJ will disclose the conflict (a) to such fund's independent accountants or another unaffiliated third party advisor selected by DDJ, and vote the proxy in accordance with the instructions of such proxy advisor, or (b) to the underlying investors (e.g., limited partners) of such investment fund and seek either voting instructions or a waiver of the conflict directly from a majority in interest with respect to such investors;
•

for any commingled vehicle established as a trust, DDJ will disclose the conflict to the trustee of such entity (provided that the trustee is unaffiliated with DDJ), and seek either voting instructions or a waiver of the conflict from such trustee;
•

for ERISA accounts, DDJ will disclose the conflict to the plan sponsor, trustee or other named fiduciary for the plan and seek either voting instructions or a waiver of the conflict from such fiduciary; and
•

for other non-ERISA separate accounts, DDJ will disclose the conflict to the underlying client and seek either voting instructions or a waiver of the conflict directly from such client.

3
In certain cases, depending on the voting authority provided to DDJ by the underlying client, DDJ may instruct the client's custodian to vote the proxy in accordance with DDJ's direction.

In the event that the client, client representative or other third party, as the case may be, does not desire to direct the vote of the proxy matter in question, DDJ may, as circumstances warrant, take other steps, such as consulting with its outside legal counsel or an independent third party service, which steps are designed to result in a decision that is demonstrably based on the clients' best interests and not the product of the conflict.
If
a material conflict cannot be resolved as described above, DDJ will not vote the proxy.
V.

Maintenance of Proxy Voting Records

As required by Rule 204-2 under the Advisers Act, DDJ maintains records of proxies that it has voted on behalf of its clients. These records include:
(i)

a copy of DDJ's internal policies and procedures with respect to proxy voting, as updated from time to time;
(ii)

copies of proxy statements received regarding securities held in client accounts, unless the materials are available electronically through the SEC's EDGAR system;
(iii)

a record of each vote cast on behalf of our clients;
(iv)

a copy of any internal documents created by DDJ that were material to making the decision how to vote proxies on behalf of its clients; and
(v)

each written client request for proxy voting records and DDJ's written response to any (written or oral) client request for such records.

With respect to accounts managed on behalf of any plan subject to ERISA, DDJ also maintains accurate proxy voting records to enable the named fiduciary of such accounts to determine whether DDJ is fulfilling its ERISA obligations with respect to a particular account. DDJ will maintain these proxy voting books and records for a period of six years. These records will be maintained for at least the first two years in DDJ's office.
VI.

Disclosure

DDJ will provide each client a summary of these Policies. Alternatively, or upon the request of any client, DDJ will provide such client copies of its full Policies as well as information with respect to how DDJ voted proxies on behalf of such client.

VII.   Proxy Voting Guidelines

The following guidelines are not exhaustive and do not include all potential voting issues. Because proxy voting issues and the circumstances of individual portfolio companies are so varied, there may be instances when DDJ will not vote in strict adherence to these guidelines.
In
addition, votes on matters not covered by these guidelines will be determined in accordance with the policies and procedures principles set forth above. For example, proxy votes that present company-specific issues of a non-routine nature may be more appropriately handled on a case-by-case basis, as described above. At any time, DDJ may seek voting instructions from some or all of the clients holding the securities to be voted, and, as a result, client instructions may cause DDJ to vote differently for different clients on the same matter.
I.       The Board of Directors
A.

Director Nominees in Uncontested Elections
Vote
for
director nominees, examining the following factors:
•

long-term corporate performance record of the company's stock relative to a market index; and
•

composition of board and key board committees.

In certain cases, and when information is readily available, we may also review:
•

corporate governance provisions and takeover activity;
•

board decisions regarding executive pay;
•

board decisions regarding majority-supported shareholder proposals in back-to-back years;
•

director compensation; and
•

number of other board seats held by nominee.
B.

Majority of Independent Directors

Vote
for
proposals that the board be comprised of a majority of independent directors.

Vote
for
proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.
C.

Director and Officer Indemnification and Liability Protection

Vote on a
case-by-case
basis proposals concerning director and officer indemnification and liability protection.

Vote
against
proposals to limit or eliminate entirely director and officer liability for monetary damages for violating the duty of care.

Vote
against
indemnification proposals that would expand coverage beyond just legal expenses to include coverage for acts or omissions, such as gross negligence or worse, that are more serious violations of fiduciary obligations than mere carelessness.

Vote
for
only those proposals that provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (1) the director or officer was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company,
and
(2) only if the director's legal expenses would be covered.
II.

Proxy Contests

A.      Director Nominees in Contested Elections

Vote on a
case-by-case
basis when the election of directors is contested, examining some or all of the following factors:
•

long-term financial performance of the company relative to its industry;
•

management's track record;
•

background to the proxy contest;
•

qualifications of director nominees (both slates);
•

evaluation of what each side is offering shareholders, as well as the likelihood that the proposed objectives and goals can be met; and
•

stock ownership positions of director nominees.
III.

Auditors Ratifying Auditors
Vote
for
proposals to ratify auditors, unless it appears that: an auditor has a financial interest in or association with the company that impairs the auditor's independence; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.
IV.

Proxy Contest Defenses
A.      Shareholder Ability to Call Special Meetings
Vote
against
proposals to restrict or prohibit shareholder ability to call special meetings.
Vote
for
proposals that remove restrictions on the right of shareholders to act independently of management.

B.

Shareholder Ability to Act by Written Consent

Vote
against
proposals to restrict or prohibit shareholder ability to take action by written consent.
Vote
for
proposals to allow or make easier shareholder action by written consent.
C.

Shareholder Ability to Alter the Size of the Board
Vote
for
proposals that seek to fix the size of the board.
Vote
against
proposals that give management the ability to alter the size of the board without shareholder approval.
V.

Capital Structure

A.

Common Stock Authorization

Vote on a
case-by-case
basis proposals to increase the number of shares of common stock authorized for issue.
B.

Stock Distributions: Splits and Dividends

Vote
for
management proposals to increase common share authorization for a stock split, provided that the split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the split.
C.

Reverse Stock Splits
Vote
against
management proposals to implement a reverse stock split.
D.

Share Repurchase Programs
Vote
for
management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.
VI.

Executive and Director Compensation

In general, we vote on a
case-by-case
basis on executive and director compensation plans, with the view that viable compensation programs reward the creation of stockholder wealth by having a high payout sensitivity to increases in shareholder value.

In evaluating a pay plan, we may consider its dilutive effect both on shareholder wealth and on voting power. We may consider equity-based compensation along with cash components of pay. Administrative features may also be factored into our vote. For example, our policy is that the plan should generally be overseen by a committee of independent directors; insiders should not generally serve on compensation committees.

Other factors, such as repricing underwater stock options without shareholder approval, may cause us to vote against a plan. Additionally, in some cases we would vote against a plan deemed unnecessary.
A.

Proposals to Limit Executive and Director Pay

Vote on a
case-by-case
basis all proposals that seek additional disclosure of executive and director pay information.

Vote on a
case-by-case
basis all other proposals that seek to limit executive and director pay.

Vote
for
proposals to expense options, unless the company has already publicly committed to expensing options by a specific date.
B.

Employee Stock Ownership Plans (ESOPs)

Vote
for
proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than 5% of outstanding shares).
C.

401(k) Employee Benefit Plans
Vote
for
proposals to implement a 401(k) savings plan for employees.
VII.   Mergers and Corporate Restructurings
Vote on a
case-by-case
basis proposals related to mergers and acquisitions, taking into account some or all of the following factors:
•

anticipated financial and operating benefits;
•

offer price (cost vs. premium);
•

prospects of the combined companies;
•

how the deal was negotiated; and
•

changes in corporate governance and their impact on shareholder rights.

Exhibit A

Proxy Checklist

Name of Issuer:_______________________
Date proxy required to be voted:______________ Record Date__________________
___  Cross-check proxy ownership disclosure with internal DDJ holdings report
___  Deliver checklist and proxy to Responsible Analyst:___________________________
___  Receive completed proxy from Responsible Analyst
Deliver completed proxy to Legal Department
___  Receive completed proxy from Legal Department
___ Confirm with CFO, DDJ Head Trader, Responsible Analyst and Legal Department that no material conflicts were identified.

If any of the addressees or copied persons believes that there may be a potential material conflict of interest with respect to a proxy matter to be voted, please notify me so that I may convene a meeting of the DDJ Internal Proxy Committee in accordance with the Policies.

Either:

___  Vote proxy via ___________________________ on ________________   in accordance
with instructions provided by the Responsible Analyst.
or
___  Convene DDJ Internal Proxy Committee and vote proxy accordingly

___  File proxy in accordance with internal record-keeping procedures

Comments:____________________________________________________________________

Initialed: _____________
Chris Kaminski Administrator

KLS Diversified Asset Management LP

C.

PROXY
VOTING

KLS’s advisory agreements (including the operative documents of the Funds) generally give KLS authority to vote proxies received by Clients. Certain managed account Clients, however, may elect to be responsible for voting the proxies related to their account. The proxy voting policies and procedures contained in this Manual will apply solely to Clients for which KLS has the authority and responsibility to vote proxies.

It should be noted that based upon KLS’s investment strategy (and lack of involvement in publicly-traded equities) it is not expected that much proxy voting, if any, will be required under this section. Notwithstanding that fact, KLS will follow these procedures when proxy voting is required.

(1)

General Proxy Voting
Policies

(a)

KLS understands and appreciates the importance of proxy voting. KLS will vote any such proxies (which will be very limited) in the best interests of the Clients and Investors (as applicable) and in accordance with the procedures outlined below (as applicable). It should be noted that these procedures will be applied solely when KLS is requested to exercise its voting authority with respect to Client securities. There are situations in which KLS may be requested to provide consent with respect to a particular security where KLS may not apply the technical requirements of the procedures because KLS is not being asked to exercise voting authority with respect to Client securities (although KLS will act in the best interests of the Clients and Investors (as applicable) in responding to any such request). For example, in conjunction with a credit facility, a borrower may ask KLS, as a lender, to approve amendments to the loan facility. In this case, KLS is not being asked to exercise voting authority with respect to Client securities and therefore it will not apply the technical requirements of the proxy voting procedures described below (although KLS will seek to act in the best interests of the Clients and the Investors (as applicable)).

(b)

On behalf of the Clients and Investors (as applicable), KLS will generally manage the receipt of incoming proxies and place votes based on specified policies and guidelines established  by KLS. In the event that KLS exercises discretion to vote a proxy. KLS will vote any such proxies in the best interests of Clients and Investors (as applicable) and in accordance with the procedures outlined below (as applicable).

(2)

Proxy Voting
Procedures

(a)

All proxies sent to Clients that are actually received by KLS (to vote on behalf of Clients) will be provided to the Chief Compliance
Officer.

(b)

The Chief Compliance Officer will generally adhere to the following procedures, subject to limited exception:

(i)

A written record of each proxy received by KLS will be kept in KLS’s files;

(ii)

The Chief Compliance Officer will determine which of the Clients hold the security to which the proxy relates;

(iii)

The Chief Compliance Officer will send an email to the Managing Partners and provide them with the following:

(1)

a copy of the
proxy;
(2)

a list of the Clients to which the proxy is
relevant;
(3)

the amount of votes controlled by each Client;
and
(4)

the deadline that such proxies need to be completed and
returned.

(iv)

Prior to voting any proxies with respect to the Clients, the Managing Partners will determine if there are any conflicts of interest related to the proxy in question in accordance with the general guidelines outlined in Section 3 below. If a conflict is identified, the Managing Partners will then make a determination (which may be in consultation with outside compliance consultants and/or legal counsel) as to whether the conflict is material or not.

(v)

If no material conflict is identified pursuant to these procedures, the Managing Partners will make a decision on how to vote the proxy in question in accordance with the guidelines set forth in Section 4 below. The Chief Compliance Officer or such other designate will deliver the proxy in accordance with instructions related to such proxy in a timely and appropriate manner.

(3)

Handling of Proxy-Related Conflicts of Interest for the
Funds

(a)

As stated above, in evaluating how to vote a proxy on behalf of the Funds, the Managing Partners will first determine whether there is a conflict of interest related to the proxy in question between KLS and the Funds. This examination will include (but will not be limited to) an evaluation of whether KLS (or any affiliate of KLS) has any relationship with the company (or an affiliate of the company) to which the proxy relates outside an investment in such company by a
Client.

(b)

If a conflict is identified and deemed “material” by the Managing Partners, the Chief Compliance Officer or such other designate (in consultations with outside compliance consultants and/or legal counsel) will determine whether voting in accordance with the proxy voting guidelines outlined in Section 4 below is in the best interests of the affected Clients (which may include utilizing an independent third party to vote such proxies).

(c)

With respect to material conflicts, KLS will determine whether it is appropriate to disclose the conflict to affected Funds and give such Funds (and Investors, if applicable) the opportunity to vote the proxies in question themselves except that if the Fund is subject to the requirements of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and an ERISA Investor has, in writing, reserved the right to vote proxies when KLS has determined that a material conflict exists that does affect its best judgment as a fiduciary to the Fund, KLS will:

(i)

Give the ERISA Investor the opportunity to vote the proxies in question themselves; or

(ii)

Follow designated special proxy voting procedures related to voting proxies pursuant to the terms of the written agreements with such ERISA Investors (if any).

(4)

Voting
Guidelines

In the absence of specific voting guidelines mandated by a particular Client, KLS will endeavor to vote proxies, or in certain circumstances abstain from voting, in the best interests of each
Client.

Generally, KLS will vote in favor of routine “corporate housekeeping” proposals, including election of directors (where no corporate governance issues are implicated) selection of auditors, and increases in or reclassification of common stock. For other proposals, KLS shall determine whether a proposal is in the best interest of its Clients and may take into account the following factors, among others:

•

whether the proposal was recommended by the issuer’s
management;
•

KLS’ opinion of the issuer’s
management;
•

whether the proposal acts to entrench the issuer’s existing management and directors;
and
•

whether the proposal fairly compensates management for past and future performance.
Note that KLS may abstain from voting in instances where KLS determines that abstaining is in the Client’s best interest due to a conflict (e.g., if an officer or director of KLS sits on the board of issuer).

tortoise Capital Advisors, L.L.C.
PROXY VOTING POLICIES AND PROCEDURES
1.

Introduction
Unless a client is a registered investment company under the Investment Company Act of 1940 or a client requests Tortoise Capital Advisors, L.L.C. (the “Adviser”) to do so in writing,  the Adviser does not vote proxy materials for its clients.  In the event the Adviser receives any proxies intended for clients who have not delegated proxy voting responsibilities to the Adviser, the Adviser will promptly forward such proxies to the client for the client to vote.  When requested by the client, the Adviser may provide advice to the client regarding proposals submitted to the client for voting.  In the event an employee determines that the Adviser has a conflict of interest due to, for example, a relationship with a company or an affiliate of a company, or for any other reason which could influence the advice given, the employee will advise the Chief Compliance Officer who will advise the Investment Committee, and the Investment Committee will decide whether the Adviser should either (1) disclose to the client the conflict to enable the client to evaluate the advice in light of the conflict or (2) disclose to the client the conflict and decline to provide the advice.
In cases in which the client is a registered investment company under the Investment Company Act of 1940 or in cases where the client has delegated proxy voting responsibility and authority to the Adviser, the Adviser has adopted and implemented the following policies and procedures, which it believes are reasonably designed to ensure that proxies are voted in the best interests of its clients.  In pursuing this policy, proxies should be voted in a manner that is intended to maximize value to the client.  In situations where Adviser accepts such delegation and agrees to vote proxies, Adviser will do so in accordance with these Policies and Procedures.  The Adviser may delegate its responsibilities under these Policies and Procedures to a third party, provided that no such delegation shall relieve the Adviser of its responsibilities hereunder and the Adviser shall retain final authority and fiduciary responsibility for such proxy voting. If there are any differences between these policies and procedures and the proxy voting policies and procedures adopted by a registered investment company client, the policies and procedures of the registered investment company client will supersede these policies and procedures.
2.

General
a.

Because of the unique nature of the Master Limited Partnerships (“MLPs”), the Adviser shall evaluate each proxy of an MLP on a case-by-case basis.  Because proxies of MLPs are expected to relate only to extraordinary measures, the Adviser does not believe it is prudent to adopt pre-established voting guidelines.
b.

In the event requests for proxies are received with respect to the voting of equity securities other than MLP equity units, on routine matters, such as election of directors or approval of auditors, the proxies usually will be voted with management unless the Adviser determines it has a conflict or the Adviser determines there are other reasons not to vote with management.  On non-routine matters, such as amendments to governing instruments, proposals relating to compensation and stock option and equity compensation plans, corporate governance proposals and shareholder proposals, the Adviser will vote, or abstain from voting if deemed appropriate, on a case by case basis in a manner it believes to be in the best economic interest of its clients, and registered investment company clients’ shareholders.  In the event requests for proxies are received with respect to debt securities, the Adviser will vote on a case by case basis in a manner it believes to be in the best economic interest of its clients, and registered investment company clients’ shareholders.
c.

The Investment Committee of the Adviser, or a Managing Director of the Adviser designated by the Investment Committee as listed on Exhibit A hereto (the “Designated Managing Director”), is responsible for monitoring Adviser’s proxy voting actions and ensuring that (i) proxies are received and forwarded to the appropriate decision makers; and (ii) proxies are voted in a timely manner upon receipt of voting instructions.  The Adviser is not responsible for voting proxies it does not receive, but will make reasonable efforts to obtain missing proxies.
d.

The Investment Committee of the Adviser, or the Designated Managing Director, shall implement procedures to identify and monitor potential conflicts of interest that could affect the proxy voting process, including (i) significant client relationships; (ii) other potential material business relationships; and (iii) material personal and family relationships.
e.

All decisions regarding proxy voting shall be determined by the Investment Committee of the Adviser, or the Designated Managing Director, and shall be executed by a the Designated Managing Director or another portfolio team Managing Director of the Adviser or, if the proxy may be voted electronically, electronically voted by any such Managing Director of the Adviser or his designee, including any of the individuals listed on Exhibit A hereto. Every effort shall be made to consult with the portfolio manager and/or analyst covering the security.
f.

The Adviser may determine not to vote a particular proxy, if the costs and burdens exceed the benefits of voting (e.g., when securities are subject to loan or to share blocking restrictions).
3.

Conflicts of Interest
The Adviser shall use commercially reasonable efforts to determine whether a potential conflict may exist, and a potential conflict shall be deemed to exist only if one or more of the members of the Investment Committee of the Adviser actually knew or should have known of the conflict.  The Adviser is sensitive to conflicts of interest that may arise in the proxy decision-making process and has identified the following potential conflicts of interest:
•

A principal of the Adviser or any person involved in the proxy decision-making process currently serves on the Board of the portfolio company.
•

An immediate family member of a principal of the Adviser or any person involved in the proxy decision-making process currently serves as a director or executive officer of the portfolio company.
•

The Adviser, any venture capital fund managed by the Adviser, or any affiliate holds a significant ownership interest in the portfolio company.
This list is not intended to be exclusive.  All employees are obligated to disclose any potential conflict to the Adviser’s Chief Compliance Officer.
If a material conflict is identified, Adviser management may (i) disclose the potential conflict to the client and obtain consent; or (ii) establish an ethical wall or other informational barriers between the person(s) that are involved in the conflict and the persons making the voting decisions.
4.

Recordkeeping
The Investment Committee of the Adviser, or personnel of the Adviser designated by the Investment Committee as listed on Exhibit A hereto, are responsible for maintaining the following records:
•

proxy voting policies and procedures;
•

proxy statements (provided, however, that the Adviser may rely on the Securities and Exchange Commission’s EDGAR system if the issuer filed its proxy statements via EDGAR or may rely on a third party as long as the third party has provided the Adviser with an undertaking to provide a copy of the proxy statement promptly upon request);
•

records of votes cast and abstentions; and
•

any records prepared by the Adviser that were material to a proxy voting decision or that memorialized a decision.

Please see the separate proxy voting policies and procedures for the Tortoise St. Louis team which makes separate and independent decisions from the other Tortoise Capital Advisors, L.L.C. investment teams.

Revised effective as of September 23, 2019

Exhibit A
Managing Director of the Adviser Designated by Investment Committee (“Designated Managing Director”)
Each of the following is a “Designated Managing Director” and may act individually as such for purposes of these Proxy Voting Policies and Procedures
Brian Kessens
James Mick
Matt Sallee
Rob Thummel

Designees for Electronic Voting of Proxies
Rob Thummel
Matt Sallee
James Mick
Brian Kessens
Braden Cielocha
Nick Holmes
Brett Castelli

Designated Personnel for Record Keeping
Diane Bono

Exhibit A amended effective as of March 30, 2020

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

This section contains information about the Registrant’s portfolio managers and the other accounts they manage, their compensation, and their ownership of securities of the Registrant. "Ownership of Securities" information reflects a portfolio manager’s beneficial ownership, which means a direct or indirect pecuniary interest.
Information in this section is as of March 31, 2021, unless otherwise noted.

(a)(1)

Jessica S. Bush has been with Principal® since 2006. Ms. Bush is responsible for the asset allocation and manager selection for Principal® Global Asset Allocation. Ms. Bush earned a bachelor’s degree in Business Administration from the University of Michigan. She has earned the right to use the Chartered Financial Analyst designation.

Marcus W. Dummer has been with Principal® since 2003. Mr. Dummer is responsible for the asset allocation and manager selection for Principal® Global Asset Allocation. Mr. Dummer earned a bachelor’s degree in Finance and an M.B.A. from the University of Utah. He has earned the right to use the Chartered Alternative Investment Analyst designation.

Benjamin E. Rotenberg has been with Principal® since 2014. Mr. Rotenberg is responsible for the asset allocation and manager selection for Principal® Global Asset Allocation. Mr. Rotenberg earned a bachelor’s degree in International Relations and Russian from Pomona College. He has earned the right to use the Chartered Financial Analyst and the Chartered Alternative Investment Analyst designations.

(a)(2)

The following table provides information relating to other accounts managed by the Registrant’s portfolio managers disclosed in (a)(1) above.

Other Accounts Managed
			Number of	Total Assets of the
Principal Diversified Select Real Asset Fund	Total Number	Total Assets in the	Accounts that Base the Advisory Fee on	Accounts that Base the Advisory Fee on
	of Accounts	Accounts	Performance	Performance
Jessica S. Bush
Registered investment companies	3	$9.1 billion	0	$0
Other pooled investment vehicles	2	$1.6 billion	0	$0
Other accounts	2	$400,000	0	$0

Marcus W. Dummer
Registered investment companies	3	$9.1 billion	0	$0
Other pooled investment vehicles	2	$1.6 billion	0	$0
Other accounts	2	$400,000	0	$0

Benjamin E. Rotenberg
Registered investment companies	3	$9.1 billion	0	$0
Other pooled investment vehicles	2	$1.6 billion	0	$0
Other accounts	2	$400,000	0	$0

Portfolio managers at PGI and the sub‑advisers typically manage multiple accounts. These accounts may include, among others, mutual funds, proprietary accounts, and separate accounts (assets managed on behalf of pension funds, foundations, and other investment accounts). The management of multiple funds and accounts may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees. In addition, the side-by-side management of these funds and accounts may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities, and the aggregation and allocation of trades. PGI seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, PGI has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.

(a)(3)

PGI offers investment professionals a competitive compensation structure that is evaluated annually relative to other global asset management firms to ensure its continued competitiveness and alignment with industry best practices. The objective of the structure is to offer market competitive compensation that aligns individual and team contributions with firm and client performance objectives in a manner that is consistent with industry standards and business results.

Compensation for investment professionals at all levels is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels. The variable component is designed to reinforce delivery of investment performance, firm performance, team collaboration, regulatory compliance, operational excellence, client retention and client satisfaction. Investment performance is measured on a pretax basis against relative client benchmarks and peer groups over one year, three-year and five-year periods, calculated quarterly, reinforcing a longer‑term orientation.

Payments under the variable incentive plan are delivered in the form of cash or a combination of cash and deferred compensation. The amount of incentive delivered in the form of deferred compensation depends on the size of an individual’s incentive award as it relates to a tiered deferral scale. Deferred compensation is required to be invested into Principal Financial Group (“PFG”) restricted stock units and funds managed by the team, via a co-investment program. Both payment vehicles are subject to a three‑year vesting schedule. The overall measurement framework and the deferred component are well aligned with our desired focus on clients’ objectives (e.g., co-investment), alignment with Principal stakeholders, and talent retention.

In addition to deferred compensation obtained through their compensation programming, team members have investments acquired through their participation in PFG’s employee stock purchase plan, retirement plans offered by the Principal (e.g., 401(k) plan), and direct personal investments. It should be noted that the Company’s retirement and deferred compensation plans generally utilize its non‑registered group separate accounts or commingled vehicles rather than the traditional mutual funds. In each instance, however, these vehicles are managed in lockstep alignment with the mutual funds.

(a)(4)   The portfolio managers disclosed in (a)(1) above do not beneficially own any shares of the Registrant.

(b)        Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board.

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – EXHIBITS

(a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as
Exhibit 99.CODE ETH
.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as
Exhibit 99.CERT
.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as
Exhibit 99.906CERT
.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Diversified Select Real Asset Fund

By	/s/ Kamal Bhatia
              Kamal Bhatia, President and CEO

Date	5/11/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kamal Bhatia
              Kamal Bhatia, President and CEO

Date	5/11/2021

By	/s/ Tracy W. Bollin
              Tracy W. Bollin, Chief Financial Officer

Date	5/11/2021